                                                                  Annual Report
                                                                 April 30, 2002

                             Independence One(R)

                             Mutual Funds
                             (prior to reorganization with
                             ABN AMRO Funds)

                             This Annual Report relates to the following Funds:
                             Independence One
                             Equity Plus Fund
                               Trust Shares
                               Class A Shares
                               Class B Shares

                             Independence One
                             Small Cap Fund
                               Class A Shares

                             Independence One
                             International Equity Fund
                               Class A Shares

                             Independence One
                             Fixed Income Fund
                              Trust Shares
                              Class B Shares

                             Independence One
                             U.S. Government Securities Fund
                               Class A Shares
                               Class B Shares

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

                       Independence One Equity Plus Fund

In general, the large cap equity market has suffered over the prior year due to the deterioration of economic conditions, a substantial contraction in the level of corporate profits, issues surrounding corporate governance, and the uneasiness created by terrorist activities.

For the fiscal year ending April 30, 2002, the Independence One Equity Plus Fund was down -16.59% for Trust Shares, -20.04% for Class A Shares and -21.39% for Class B Shares versus their benchmark, the Standard & Poor's 100 Index, which was down -16.41%.

Because the Fund is an indexed fund, we expect the Fund will track the market. With improving economic conditions, the stock market could return to historic rates of return.

Standard & Poor's 100(R) Index is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by Independence One Capital Management Corporation. Independence One Equity Plus Fund is not sponsored, endorsed, sold or promoted by, or affiliated with Standard & Poor's (R) ("S&P").

                        Independence One Small Cap Fund

Over the past year, equity investors have shifted their focus from large cap equities to smaller capitalized companies. The Independence One Small Cap Fund has benefited from this change in investor sentiment and has significantly outperformed almost all equity classes over the past year.

For the fiscal year ending April 30, 2002, the Independence One Small Cap Fund was up 11.20% versus its benchmark, the Standard & Poor's Small Cap 600 Index, which was up 16.54%.

We believe this trend will continue as customers continue to avoid large cap and international stocks that may have earnings issues and/or corporate governance issues.

Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.

The S&P Small Cap 600(R) Index is an unmanaged, capitalization weighted index of 600 common stocks. It is designed to provide a measure of overall small capitalization company performance, and includes common stocks of companies from a variety of economic sectors. "S&P Small Cap 600(R) is a trademark of the McGraw-Hill Companies, inc. and has been authorized for use by Independence One Small Cap Fund. The Independence One Small Cap Fund is not sponsored, endorsed, sold or promoted by, or affiliated with Standard & Poor's (R) ("S&P").

                  Independence One International Equity Fund

For the fiscal year ending April 30, 2002, the Independence One International Equity Fund was down -22.26%.

A variety of factors influenced global stock markets for the year. The instability in the Middle East created fears that oil prices could rise, generally increasing volatility in global markets. In Europe, the maturation of the European Economic Union, the strengthening of the Euro against the dollar, and Europe's emergence from recession all aided their economic turnaround. Generally, overseas valuations have remained lower than those in the United States, even as foreign companies begin to take steps to restructure and improve productivity.

The Fund's performance was affected by both our sector weightings and our stock selection. Our technology and telecommunications holdings became a drag on performance, as corporations once again reeled in their capital expenditures. Defense sectors, including energy and utilities came to the fore.

Foreign stocks may be subject to a higher degree of market risk including exchange rate fluctuations, less liquidity, greater volatility and less regulation.
                                      1

                      Independence One Fixed Income Fund

The events of the past twelve months have highlighted the benefits of diversification in modern portfolio management. Bond prices continued to react favorably to the Federal Reserve's interest rate cuts and many of the geo-political events that have occurred over the past year. The investment gains earned by the typical fixed income fund have helped to offset the losses suffered in the equity markets. During the reporting period, the Independence One Fixed Income Fund had a total return of 6.38% for Trust Shares and -0.88% for Class B Shares.*

While economic growth is continuing to increase, consumer and business demand appears to be restrained. We believe the Federal Reserve will leave interest rates unchanged through the end of the year and that bond prices will remain flat.

*Class B Shares commenced operation on 8/7/01 (cumulative return).

               Independence One U. S. Government Securities Fund

The events of the past twelve months have highlighted the benefits of diversification in modern portfolio management. Bond prices continued to react favorably to the Federal Reserve's interest rate cuts and many of the geo-political events that have occurred over the past year. The investment gains earned by the typical fixed income fund have helped to offset the losses suffered in the equity markets. During the reporting period, the Independence One U. S. Government Securities Fund had a total return of 2.58% for Class A Shares, and 0.79% for Class B Shares.

While economic growth is continuing to increase, consumer and business demand appears to be restrained. We believe the Federal Reserve will leave interest rates unchanged through the end of the year and that bond prices will remain flat.

               Independence One Equity Plus Fund - Trust Shares

        Growth of $10,000 Invested in Independence One Equity Plus Fund

The graph below illustrates the hypothetical investment of $10,000/1/ in the Independence One Equity Plus Fund (Trust Shares) (the "Fund") from September 25, 1995 (start of performance) to April 30, 2002, compared to the Standard & Poor's 100 Composite Stock Price Index./2/

                                    [CHART]
INDEPENDENCE ONE EQUITY PLUS FUND-TRUST SHARES

            Independence One            Standard & Poor's 100
            Equity Plus Fund            Composite Stock Price Index
9/25/95     $10,000                     $10,000
1996        $11,496                     $12,540
1997        $14,486                     $15,952
1998        $19,875                     $20,260
1999        $25,062                     $25,862
2000        $29,071                     $30,142
2001        $23,943                     $25,158
4/30/02     $19,971                     $21,030

        AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 2002

                    1 Year........................ (16.59)%

                    5 Years.......................    6.63%

                    Start of Performance (9/25/95)   11.05%

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The Standard & Poor's 100 Composite Stock Price Index has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The Standard & Poor's 100 Composite Stock Price Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.
                                      3

              Independence One Equity Plus Fund - Class A Shares

        Growth of $10,000 Invested in Independence One Equity Plus Fund

The graph below illustrates the hypothetical investment of $10,000/1/ in the Independence One Equity Plus Fund (Class A Shares) (the "Fund") from May 23, 2000 (start of performance) to April 30, 2002, compared to the Standard & Poor's 100 Composite Stock Price Index./2/

                                    [CHART]

INDEPENDENCE ONE EQUITY PLUS FUND-CLASS A SHARES

            Independence One         Standard & Poor's 100 Composite
            Equity Plus Fund         Stock Price Index
5/23/2000   $9,600                   $10,000
2001        $8,223                    $8,713
4/30/2002   $6,849                    $7,283

     AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 2002/3,4/

                    1 Year........................ (20.04)%

                    Start of Performance (5/23/00) (17.73)%

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.00% ($10,000 investment minus $400 sales charge = $9,600). The Fund's performance assumes the reinvestment of all dividends and distributions. The Standard & Poor's 100 Composite Stock Price Index has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The Standard & Poor's 100 Composite Stock Price Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 Total return quoted reflects all applicable sales charges.

4 The Fund commenced operations on 9/25/95, offering only one class of shares, which are now designated as Trust Shares. The performance of Class A Shares, reflecting the performance of Trust Shares at net asset value, recalculated to reflect the maximum 4.00% sales charge and the effect of a distribution (12b-1) fee imposed on Class A Shares for the 5-year and since inception period (9/25/95) ended 4/30/02 was 5.52% and 10.10%, respectively.

              Independence One Equity Plus Fund - Class B Shares

        Growth of $10,000 Invested in Independence One Equity Plus Fund

The graph below illustrates the hypothetical investment of $10,000/1/ in the Independence One Equity Plus Fund (Class B Shares) (the "Fund") from October 20, 1999 (start of performance) to April 30, 2002, compared to the Standard & Poor's 100 Composite Stock Price Index./2/

                                    [CHART]

INDEPENDENCE ONE EQUITY PLUS FUND-CLASS B SHARES

           Independence One         Standard & Poor's 100
           Equity Plus Fund         Composite Stock Price Index
10/20/99   $10,000                  $10,000
2000       $11,754                  $11,863
2001        $9,580                   $9,902
4/30/02     $7,702                   $8,277

     AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 2002/3,4/

                    1 Year......................... (21.39)%

                    Start of Performance (10/20/99)  (9.81)%

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a maximum 3.00% contingent deferred sales charge on any redemption less than 3 years from the purchase date. The maximum contingent deferred sales charge is 5.00% on any redemption of shares held up to one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The Standard & Poor's 100 Composite Stock Price Index has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The Standard & Poor's 100 Composite Stock Price Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 Total return quoted reflects all applicable sales charges.

4 The Fund commenced operations on 9/25/95, offering only one class of shares, which are now designated as Trust Shares. The performance of Class B Shares, reflecting the performance of Trust Shares at net asset value, recalculated to reflect the maximum 5.00% contingent deferred sales charge and the effect of a distribution (12b-1) fee and shareholder services fee imposed on Class B Shares for the 5-year and since inception period (9/25/95) ended 4/30/02 was 5.28% and 9.96%, respectively.
                                      5

               Independence One Small Cap Fund - Class A Shares

         Growth of $10,000 Invested in Independence One Small Cap Fund

The graph below illustrates the hypothetical investment of $10,000/1/ in the Independence One Small Cap Fund (Class A Shares) (the "Fund") from June 22, 1998 (start of performance) to April 30, 2002, compared to the Standard & Poor's Small Cap 600 Composite Stock Price Index./2/

                                    [CHART]
INDEPENDENCE ONE SMALL CAP FUND

         Indepedence One        Standard & Poor's Small Cap 600
         Small Cap Fund         Composite Stock Price Index
6/22/98   $9,600                 $10,000
1999      $9,030                  $9,381
2000     $10,642                 $11,306
2001     $11,145                 $12,223
4/30/02  $12,903                 $14,246

      AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 2002/3/

                     1 Year........................ 11.20%

                     Start of Performance (6/22/98)  6.83%

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.00% ($10,000 investment minus $400 sales charge = $9,600). The Fund's performance assumes the reinvestment of all dividends and distributions. The Standard & Poor's Small Cap 600 Composite Stock Price Index has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The Standard & Poor's Small Cap 600 Composite Stock Price Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 Total return quoted reflects all applicable sales charges.

          Independence One International Equity Fund - Class A Shares

   Growth of $10,000 Invested in Independence One International Equity Fund

The graph below illustrates the hypothetical investment of $10,000/1/ in the Independence One International Equity Fund (Class A Shares) (the "Fund") from September 25, 1998 (start of performance) to April 30, 2002, compared to the Morgan Stanley Capital International EAFE Index./2/

                                    [CHART]

           Independence One International Equity Fund

        MSCI EAFE: Morgan Stanley Capital      Independence One International
        International EAFE Index               Equity Fund
9/25/98     $9,600                             $10,000
1999       $12,424                             $12,730
2000       $13,497                             $14,498
2001       $11,495                             $12,122
4/30/02     $9,309                             $10,439

      AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 2002/3/

                    1 Year........................ (22.26)%

                    Start of Performance (9/25/98)  (1.96)%

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.00% ($10,000 investment minus $400 sales charge = $9,600). The Fund's performance assumes the reinvestment of all dividends and distributions. Morgan Stanley Capital International EAFE Index has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The Morgan Stanley Capital International EAFE Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 Total return quoted reflects all applicable sales charges.
                                      7

               Independence One Fixed Income Fund - Trust Shares

       Growth of $10,000 Invested in Independence One Fixed Income Fund

The graph below illustrates the hypothetical investment of $10,000/1/ in the Independence One Fixed Income Fund (Trust Shares)(the "Fund") from October 23, 1995 (start of performance) to April 30, 2002, compared to the Merrill Lynch 1
- 10 Years U.S. Corporate/Government Bond Index./2/

                                    [CHART]

              Independence One Fixed Income Fund

              Independence One Fixed      Meryll Lynch U.S.
              Income Fund                 Corp/Govt 1-10 Yrs
10/23/95      $10,000                     $10,000
1996          $10,115                     $10,233
1997          $10,701                     $10,889
1998          $11,617                     $11,726
1999          $12,268                     $12,473
2000          $12,439                     $12,666
2001          $13,653                     $14,201
4/30/02       $14,524                     $15,217

        AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 2002

                     1 Year......................... 6.38%

                     5 Year......................... 6.30%

                     Start of Performance (10/23/95) 5.89%

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The Merrill Lynch 1 - 10 Years U.S. Corporate/Government Bond Index has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The Merrill Lynch 1 - 10 Years U.S. Corporate/Governement Bond Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

              Independence One Fixed Income Fund - Class B Shares

       Growth of $10,000 Invested in Independence One Fixed Income Fund

The graph below illustrates the hypothetical investment of $10,000/1/ in the Independence One Fixed Income Fund (Class B Shares)(the "Fund") from August 7, 2001 (start of performance) to April 30, 2002, compared to the Merrill Lynch 1
- 10 Years U.S. Corporate/Government Bond Index./2/

                                    [CHART]

       INDEPENDENCE ONE FIXED INCOME FUND-CLASS B SHARES

             Independence One             Merrill Lynch
            Fixed Income Fund      U.S. Corp/Govt 1-10 Yrs Index
8/7/01          $10,000                     $10,000
4/30/02          $9,812                     $10,433

        CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 2002/3/

                     Start of Performance (8/7/01) (0.88)%

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a maximum 5.00% contingent deferred sales charge on any redemption less than 1 year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The Merrill Lynch 1 - 10 Year U.S. Corporate/Government Bond Index has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The Merrill Lynch 1 - 10 Year U.S. Corporate/Government Bond Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 Total return quoted reflects all applicable sales charges.
                                      9

       Independence One U.S. Government Securities Fund - Class A Shares

Growth of $10,000 Invested in Independence One U.S. Government Securities Fund

The graph below illustrates the hypothetical investment of $10,000/1/ in the Independence One U.S. Government Securities Fund (Class A Shares) (the "Fund") from January 11, 1993 (start of performance) to April 30, 2002, compared to the Merrill Lynch U.S. Treasury/Agency Master Index./2/

                                    [CHART]

INDEPENDENCE ONE GOVERNMENT SECURITIES FUND CLASS A SHARES

            Independence One Government     Merrill Lynch U.S. Treasury/Agency
                  Securities Fund                      Master Index
1/11/1993              $9,600                             $10,000
1993                  $10,043                             $10,526
1994                  $10,109                             $10,643
1995                  $10,705                             $11,346
1996                  $11,558                             $12,301
1997                  $12,269                             $13,096
1998                  $13,542                             $14,540
1999                  $14,274                             $15,488
2000                  $14,571                             $15,795
2001                  $16,034                             $17,590
4/30/2002             $17,128                             $18,897

      AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 2002/3/

                      1 Year........................ 2.58%

                      5 Year........................ 6.03%

                      Start of Performance (1/11/93) 5.96%

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.00% ($10,000 investment minus $400 sales charge = $9,600). The Fund's performance assumes the reinvestment of all dividends and distributions. The Merrill Lynch U.S. Treasury/Agency Master Index has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The Merrill Lynch U.S. Treasury/Agency Master Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 Total return quoted reflects all applicable sales charges.

       Independence One U.S. Government Securities Fund - Class B Shares

Growth of $10,000 Invested in Independence One U.S. Government Securities Fund

The graph below illustrates the hypothetical investment of $10,000/1/ in the Independence One U.S. Government Securities Fund (Class B Shares) (the "Fund") from March 8, 2000 (start of performance) to April 30, 2002, compared to the Merrill Lynch U.S. Treasury/Agency Master Index./2/

                                    [CHART]

INDEPENDENCE ONE GOVERNMENT SECURITIES FUND-CLASS B SHARES

             Independence One Government   Merrill Lynch U.S. Treasury/Agency
                    Securities Fund                  Master Index
3/8/2000                $10,000                        $10,000
2000                    $10,097                        $10,131
2001                    $11,001                        $11,282
4/30/2002               $11,339                        $12,121

     AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 2002/3,4/

                      1 Year....................... 0.79%

                      Start of Performance (3/8/00) 6.02%

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a maximum 3.00% contingent deferred sales charge on any redemption less than 3 years from the purchase date. The maximum contingent deferred sales charge is 5.00% on any redemption of shares held up to one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The Merrill Lynch U.S. Treasury/Agency Master Index has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The Merrill Lynch U.S. Treasury/Agency Master Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 Total return quoted reflects all applicable sales charges.

4 The Fund commenced operations on 1/11/93, offering only one class of shares, which are now designated as Class A Shares. The performance of Class B Shares, reflecting the performance of Class A Shares at net asset value, recalculated to reflect the maximum 5.00% contingent deferred sales charge and the effect of a distribution (12b-1) fee and shareholder services fee imposed on Class B Shares for the 5-year and since inception period (1/11/93) ended 4/30/02 was 5.52% and 5.37%, respectively.
                                      11

INDEPENDENCE ONE EQUITY PLUS FUND
PORTFOLIO OF INVESTMENTS

April 30, 2002

 Shares                                                    Value
----------------------------------------------------------------

                 Common Stocks--97.8%
                 Aerospace & Defense--2.0%
     27,200      Boeing Co.                          $ 1,213,120
      6,500      General Dynamics Corp.                  631,085
     12,700      Raytheon Co.                            537,210
      6,000      Rockwell Automation, Inc.               128,820
     15,200      United Technologies Corp.             1,066,584
                 -----------------------------------------------
                    Total                              3,576,819
                 -----------------------------------------------
                 Automotive--1.1%
     58,700      Ford Motor Co.                          939,200
     18,000      General Motors Corp.                  1,154,700
                 -----------------------------------------------
                    Total                              2,093,900
                 -----------------------------------------------
                 Basic Industry--0.5%
     27,500      Alcoa, Inc.                             935,825
                 Chemicals--1.3%
     29,200      Dow Chemical Co.                        928,560
     33,200      Du Pont (E.I.) de Nemours & Co.       1,477,400
                 -----------------------------------------------
                    Total                              2,405,960
                 -----------------------------------------------
                 Computer Services--12.7%
    143,500 (1)  AOL Time Warner, Inc.                 2,729,370
    237,800 (1)  Cisco Systems, Inc.                   3,483,770
      5,500 (1)  Computer Sciences Corp.                 246,675
     62,900      Hewlett-Packard Co.                   1,075,590
     55,900      International Business Machines Corp. 4,682,184
    174,600 (1)  Microsoft Corp.                       9,124,596
    180,300 (1)  Oracle Corp.                          1,810,212
     10,300 (1)  Unisys Corp.                            139,050
                 -----------------------------------------------
                    Total                             23,291,447
                 -----------------------------------------------
                 Consumer Basics--1.0%
     43,300      American Express Co.                  1,775,733
                 Consumer Non-Durables--6.1%
     28,700      Anheuser-Busch Cos., Inc.             1,521,100
     13,300      Campbell Soup Co.                       367,213
     34,200      Gillette Co.                          1,213,416
     70,200      Philip Morris Cos., Inc.              3,820,986
     42,000      Procter & Gamble Co.                  3,790,920
     25,400      Sara Lee Corp.                          537,972
                 -----------------------------------------------
                    Total                             11,251,607
                 -----------------------------------------------
                 Electrical Equipment--6.7%
      2,600      Black & Decker Corp.                    126,568
      7,200      Entergy Corp.                           334,080
    321,900      General Electric Co.                 10,155,945
     26,400      Honeywell International, Inc.           968,352
     22,500      Southern Co.                            637,875
                 -----------------------------------------------
                    Total                             12,222,820
                 -----------------------------------------------
                 Electronic Technology--4.8%
     71,800 (1)  EMC Corp.                               656,252
    217,600      Intel Corp.                           6,225,536
      5,700 (1)  National Semiconductor Corp.            179,664
     56,200      Texas Instruments, Inc.               1,738,266
                 -----------------------------------------------
                    Total                              8,799,718
                 -----------------------------------------------
                 Entertainment--2.4%
     66,100      Disney (Walt) Co.                     1,532,198
      3,600 (1)  Harrah's Entertainment, Inc.            176,976
     57,500 (1)  Viacom, Inc., Class B                 2,708,250

 Shares                                                       Value
-------------------------------------------------------------------

               ----------------------------------------------------
                  Total                                   4,417,424
               ----------------------------------------------------
               Finance--11.5%
    37,800     Bank One Corp.                             1,544,886
    51,000     Bank of America Corp.                      3,696,480
   166,800     Citigroup, Inc.                            7,222,440
    64,000     J.P. Morgan Chase & Co.                    2,246,400
     7,700     Lehman Brothers Holdings, Inc.               454,300
    35,600     Morgan Stanley, Dean Witter & Co.          1,698,832
    63,300     U.S. Bancorp                               1,500,210
    55,000     Wells Fargo & Co.                          2,813,250
               ----------------------------------------------------
                  Total                                  21,176,798
               ----------------------------------------------------
               Financial Services--0.9%
     7,900     Hartford Financial Services Group, Inc.      547,470
    28,400     Merrill Lynch & Co., Inc.                  1,191,096
               ----------------------------------------------------
                  Total                                   1,738,566
               ----------------------------------------------------
               Food & Beverage--5.0%
    80,600     Coca-Cola Co.                              4,474,106
    11,400     Heinz (H.J.) Co.                             478,686
    41,700     McDonald's Corp.                           1,184,280
    56,700     PepsiCo, Inc.                              2,942,730
               ----------------------------------------------------
                  Total                                   9,079,802
               ----------------------------------------------------
               Forest Products & Paper--0.6%
     1,900     Boise Cascade Corp.                           64,353
    15,600     International Paper Co.                      646,308
     7,000     Weyerhaeuser Co.                             417,270
               ----------------------------------------------------
                  Total                                   1,127,931
               ----------------------------------------------------
               Health Technology--6.1%
    33,900 (1) Amgen, Inc.                                1,792,632
     6,900 (1) Medimmune, Inc.                              230,460
    39,300     Medtronic, Inc.                            1,756,317
   203,800     Pfizer, Inc.                               7,408,130
               ----------------------------------------------------
                  Total                                  11,187,539
               ----------------------------------------------------
               Hospital Supplies--1.0%
    19,100     Baxter International, Inc.                 1,086,790
    16,700     HCA Inc.                                     798,093
               ----------------------------------------------------
                  Total                                   1,884,883
               ----------------------------------------------------
               Household Products--0.5%
    17,900     Colgate-Palmolive Co.                        948,879
               Industrial Services--0.4%
    16,500     El Paso Corp.                                660,000
               Insurance--3.5%
    84,700     American International Group, Inc.         5,854,464
     4,700     CIGNA Corp.                                  512,300
               ----------------------------------------------------
                  Total                                   6,366,764
               ----------------------------------------------------
               Manufacturing--0.2%
     2,600     Allegheny Technologies, Inc.                  43,888
     9,400     Eastman Kodak Co.                            302,774
               ----------------------------------------------------
                  Total                                     346,662
               ----------------------------------------------------
               Office Equipment--0.1%
    23,300 (1) Xerox Corp.                                  206,205
               Oil--5.8%
    10,900     Baker Hughes, Inc.                           410,712
   221,800     Exxon Mobil Corp.                          8,909,706
    13,900     Halliburton Co.                              236,161
    18,700     Schlumberger Ltd.                          1,023,825
               ----------------------------------------------------
                  Total                                  10,580,404
               ----------------------------------------------------
               Personal Care Products--0.2%
     7,700     Avon Products, Inc.                          430,045
               Pharmaceuticals--7.6%
    62,700     Bristol-Myers Squibb Co.                   1,805,760

 Shares                                                     Value
-----------------------------------------------------------------

      99,500      Johnson & Johnson                     6,354,070
      73,700      Merck & Co., Inc.                     4,004,858
      41,800      Pharmacia Corp.                       1,723,414
                  -----------------------------------------------
                     Total                             13,888,102
                  -----------------------------------------------
                  Producer Manufacturing--1.5%
      12,700      3M Co.                                1,597,660
      64,700      Tyco International Ltd.               1,193,715
                  -----------------------------------------------
                     Total                              2,791,375
                  -----------------------------------------------
                  Retail--7.1%
      76,000      Home Depot, Inc.                      3,524,120
      13,900      Limited, Inc.                           266,324
       9,700      May Department Stores Co.               336,396
       5,800      RadioShack Corp.                        180,960
      10,500      Sears, Roebuck & Co.                    553,875
       6,400 (1)  Toys `R' Us, Inc.                       110,528
     144,500      Wal-Mart Stores, Inc.                 8,071,770
                  -----------------------------------------------
                     Total                             13,043,973
                  -----------------------------------------------
                  Telecommunications--5.6%
     114,700      AT&T Corp.                            1,504,864
      19,400 (1)  Clear Channel Communications, Inc.      910,830
     110,700 (1)  Lucent Technologies, Inc.               509,220
      25,900 (1)  Nextel Communications, Inc., Class A    142,709
     103,800 (1)  Nortel Networks Corp.                   352,920
     109,000      SBC Communications, Inc.              3,385,540
      88,000      Verizon Communications                3,529,680
                  -----------------------------------------------
                     Total                             10,335,763
                  -----------------------------------------------
                  Transportation--0.7%
      12,500      Burlington Northern Santa Fe            343,625
       4,000      Delta Air Lines, Inc.                   110,840
       9,700 (1)  FedEx Corp.                             501,199
      12,500      Norfolk Southern Corp.                  267,875
                  -----------------------------------------------
                     Total                              1,223,539
                  -----------------------------------------------
                  Utilities--0.6%
      17,300 (1)  AES Corp.                               138,746
      10,400      Exelon Corp.                            564,720
      16,700      Williams Cos., Inc. (The)               318,970
                  -----------------------------------------------
                     Total                              1,022,436
                  -----------------------------------------------
                  Utilities-Electric--0.3%
      10,400      American Electric Power Co., Inc.       476,320
                  -----------------------------------------------
                     Total Common Stocks
                     (identified cost $125,935,149)   179,287,239
                  -----------------------------------------------
                  Mutual Fund Shares--2.4%
   4,435,000      Independence One Prime Money
                  Market Fund (at net asset value) (2)  4,435,000
                  -----------------------------------------------
                     Total Investments
                     (identified cost
                     $130,370,149) (3)               $183,722,239
                  ===============================================

(1)  Non-income producing security.
(2) Pursuant to an Exemptive Order, the Fund may invest in Independence One Prime Money Market Fund which is managed by the Independence One Capital Management Corporation, the Fund's adviser. The adviser has agreed to reimburse certain investment advisory fees as a result of these transactions.
(3) The cost of investments for federal tax purposes amounts to $130,370,149. The net unrealized appreciation of investments on a federal tax basis amounts to $53,352,090 which is comprised of $77,144,118 appreciation and $23,792,028 depreciation at April 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($183,415,817) at April 30, 2002.

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE SMALL CAP FUND
PORTFOLIO OF INVESTMENTS

April 30, 2002

 Shares                                                        Value
--------------------------------------------------------------------

                Common Stocks--97.6%
                Basic Industry--2.2%
     8,100      Aptargroup, Inc.                          $  300,915
     8,000      Corn Products International, Inc.            264,800
     8,700      Delta & Pine Land Co.                        169,302
     7,300      MacDermid, Inc.                              160,600
                ----------------------------------------------------
                   Total                                     895,617
                ----------------------------------------------------
                Commercial Services--2.7%
     6,300 (1)  Administaff, Inc.                            144,585
     9,000 (1)  Dendrite International, Inc.                 119,250
     7,600      FactSet Research Systems, Inc.               264,708
     4,700      G & K Services, Inc., Class A                193,875
    11,100 (1)  PRG-Schultz International, Inc.              152,292
    13,200 (1)  Spherion Corp.                               167,904
     3,500 (1)  Volt Information Science, Inc.                79,450
                ----------------------------------------------------
                   Total                                   1,122,064
                ----------------------------------------------------
                Consumer Durables--7.4%
     2,700      Bassett Furniture Industries, Inc.            55,350
     4,900      Briggs & Stratton Corp.                      206,535
    10,900 (1)  Champion Enterprises, Inc.                    90,470
     8,800      Ethan Allen Interiors, Inc.                  362,648
    13,800      La-Z Boy Inc.                                414,552
     5,200      Polaris Industries, Inc., Class A            391,560
     3,000      Ryland Group, Inc.                           330,000
     6,700      Standard Pacific Corp.                       224,919
     8,450 (1)  THQ, Inc.                                    296,257
     8,300 (1)  Take-Two Interactive Software, Inc.          208,330
    16,000 (1)  Toll Brothers, Inc.                          476,000
                ----------------------------------------------------
                   Total                                   3,056,621
                ----------------------------------------------------
                Consumer Non-Durables--4.0%
     7,900 (1)  Buckeye Technologies, Inc.                    86,821
     3,200      ChemFirst, Inc.                               89,440
     9,800 (1)  Constellation Brands, Inc., Class A          591,920
     7,600 (1)  Hain Celestial Group, Inc.                   139,308
     6,600      Lance, Inc.                                  105,270
    14,800 (1)  NBTY, Inc.                                   254,264
     7,500 (1)  Nautica Enterprise, Inc.                     107,925
     6,300      Phillips-Van Heusen Corp.                     96,012
     9,400      Wolverine World Wide, Inc.                   169,388
                ----------------------------------------------------
                   Total                                   1,640,348
                ----------------------------------------------------
                Consumer Services--3.1%
     6,500 (1)  Argosy Gaming Corp.                          234,000
     6,600 (1)  Bally Total Fitness Holding Corp.            144,210
     4,800 (1)  Corinthian Colleges, Inc.                    282,672
     6,600      Marcus Corp.                                 114,180
    10,200 (1)  Prime Hospitality Corp.                      131,478
     3,000 (1)  Shuffle Master, Inc.                          68,700
     7,700      United Stationers, Inc.                      300,377
                ----------------------------------------------------
                   Total                                   1,275,617
                ----------------------------------------------------
                Distribution Services--1.4%
     4,500 (1)  Black Box Corp.                              210,555
     9,900 (1)  Performance Food Group Co.                   356,994
                ----------------------------------------------------
                   Total                                     567,549
                ----------------------------------------------------
                Electronic Technology--6.4%

 Shares                                                              Value
--------------------------------------------------------------------------

    6,100      AAR Corp.                                            77,714
    6,900 (1)  ATMI, Inc.                                          210,450
    7,200 (1)  Advanced Energy Industries, Inc.                    250,560
   13,600 (1)  Aeroflex, Inc.                                      190,128
   10,000      Alpha Industries, Inc.                              122,500
    4,100 (1)  Brooks Automation, Inc.                             146,165
    7,300 (1)  C-COR.net Corp.                                      79,862
    2,900 (1)  Catapult Communications Corp.                        72,674
    3,600 (1)  DRS Technologies, Inc.                              166,500
    9,800      GenCorp, Inc.                                       153,860
    5,100      Helix Technology Corp.                              138,006
    3,600      Keithley Instruments, Inc.                           69,120
    4,400      Park Electrochemical Corp.                          133,100
    3,900 (1)  RadiSys Corp.                                        57,213
    3,300 (1)  SBS Technologies, Inc.                               42,042
    2,800 (1)  Supertex, Inc.                                       53,620
    3,600 (1)  Triumph Group, Inc.                                 165,780
    7,400 (1)  Varian Semiconductor Equipment Associates, Inc.     345,728
    5,600 (1)  Veeco Instruments, Inc.                             165,928
               -----------------------------------------------------------
                  Total                                          2,640,950
               -----------------------------------------------------------
               Energy Minerals--5.4%
    3,200 (1)  Key Production Co.                                   68,480
   10,000 (1)  Newfield Exploration Co.                            378,500
    3,900 (1)  Nuevo Energy Co.                                     61,230
   12,200      Pogo Producing Co.                                  417,728
    2,900 (1)  Prima Energy Corp.                                   72,213
    6,300      St. Mary Land & Exploration Co.                     152,397
    5,900 (1)  Stone Energy Corp.                                  250,160
    8,900 (1)  Tom Brown, Inc.                                     258,100
   28,000      XTO Energy, Inc.                                    571,200
               -----------------------------------------------------------
                  Total                                          2,230,008
               -----------------------------------------------------------
               Finance--12.4%
    4,700      American Financial Holdings, Inc.                   138,603
    7,300      Chittenden Corp.                                    241,265
   10,500      Commercial Federal Corp.                            308,700
    9,100      Community First Bankshares, Inc.                    250,068
   11,700      Cullen Frost Bankers, Inc.                          441,558
    6,400      Downey Financial Corp.                              339,968
   15,600      First American Corp.                                344,760
    6,000      First BanCorp.                                      201,000
   11,100      First Midwest Bancorp, Inc.                         337,773
   14,700      Hooper Holmes, Inc.                                 152,733
   10,500      Hudson United Bancorp                               333,270
    6,200      Kilroy Realty Corp.                                 174,530
    5,800      Provident Bankshares Corp.                          151,148
    2,200      RLI Corp.                                           126,720
   10,900      Raymond James Financial, Inc.                       364,496
    6,500      Riggs National Corp.                                108,095
    3,900      SWS Group, Inc.                                      78,390
    4,600      Seacoast Financial Services Corp.                    98,440
    5,800      Selective Insurance Group, Inc.                     174,000
    8,900      Susquehanna Bancshares, Inc.                        219,830
    4,400      UCBH Holdings, Inc.                                 173,580
   10,200      United Bankshares, Inc.                             326,400
               -----------------------------------------------------------
                  Total                                          5,085,327
               -----------------------------------------------------------
               Health Care--6.9%
    9,700      Alpharma, Inc., Class A                             165,870
   11,500 (1)  Cephalon, Inc.                                      674,360

   Shares                                                  Value
----------------------------------------------------------------

    7,900 (1)  Cerner Corp.                              419,569
    7,600 (1)  IDEXX Laboratories, Inc.                  216,448
    7,000      Invacare Corp.                            264,740
    5,300      Mentor Corp.                              212,265
    5,100 (1)  Noven Pharmaceuticals, Inc.               102,459
   11,300 (1)  Orthodontic Centers of America, Inc.      301,145
    5,600 (1)  Parexel International Corp.                87,192
   11,200 (1)  Renal Care Group, Inc.                    397,600
               -------------------------------------------------
                  Total                                2,841,648
               -------------------------------------------------
               Health Services--1.2%
   11,000 (1)  Mid Atlantic Medical Services, Inc.       400,730
    4,000 (1)  Sunrise Assisted Living, Inc.             108,040
               -------------------------------------------------
                  Total                                  508,770
               -------------------------------------------------
               Health Technology--4.5%
    5,700 (1)  CONMED Corp.                              153,900
    6,415 (1)  Enzo Biochem, Inc.                        116,112
    6,900 (1)  Medicis Pharmaceutical Corp., Class A     369,495
    7,200 (1)  ResMed, Inc.                              267,192
    9,400 (1)  Techne Corp.                              250,886
   15,600      Varian Medical Systems, Inc.              676,260
               -------------------------------------------------
                  Total                                1,833,845
               -------------------------------------------------
               Industrial Services--1.8%
    3,100 (1)  Atwood Oceanics, Inc.                     142,445
    5,000      Offshore Logistics, Inc.                  101,000
    4,600 (1)  SEACOR SMIT, Inc.                         221,260
    3,200 (1)  TETRA Technologies, Inc.                   91,648
   11,800 (1)  Tetra Tech, Inc.                          168,268
               -------------------------------------------------
                  Total                                  724,621
               -------------------------------------------------
               Non-Energy Minerals--0.4%
    8,800 (1)  Stillwater Mining Co.                     154,440
               Paper & Related Products--0.1%
    3,500      Pope & Talbot, Inc.                        50,050
               Process Industries--3.8%
    6,900 (1)  Armor Holdings, Inc.                      174,915
    5,200      Brady (W.H.) Corp., Class A               189,800
    3,700 (1)  Intermagnetics General Corp.               92,981
    4,000 (1)  Ionics, Inc.                              120,000
    5,100      Kaman Corp., Class A                       91,545
    3,200 (1)  Mobile Mini, Inc.                         105,504
    5,500      OM Group, Inc.                            367,125
    6,500 (1)  Scotts Co., Class A                       310,115
    7,200      Wellman, Inc.                             119,520
               -------------------------------------------------
                  Total                                1,571,505
               -------------------------------------------------
               Producer Manufacturing--8.2%
    8,400 (1)  Anixter International, Inc.               243,180
    7,700      Baldor Electric Co.                       182,490
    5,600      Belden, Inc.                              134,064
    5,900      C&D Technologies, Inc.                    135,700
   10,000 (1)  Cable Design Technologies, Class A        125,700
    7,100      Graco, Inc.                               317,796
    7,000      IDEX Corp.                                251,720
    7,600 (1)  Mueller Industries, Inc.                  259,084
    3,800      OshKosh Truck Corp.                       216,296
    2,700      Robbins & Myers, Inc.                      78,975
    7,000      Roper Industries, Inc.                    321,930
    5,600      Ryerson Tull, Inc.                         65,800
    3,000 (1)  SPS Technologies, Inc.                    117,360
    5,400      Smith (A.O.) Corp.                        167,940
    8,700      Tredegar Industries, Inc.                 199,665

 Shares                                                     Value
-----------------------------------------------------------------

    4,600      Triarc Companies, Inc., Class A            128,800
    7,200 (1)  Zebra Technologies Corp., Class A          408,024
               --------------------------------------------------
                  Total                                 3,354,524
               --------------------------------------------------
               Retail Trade--9.0%
    5,000 (1)  Children's Place Retail Stores, Inc.       173,100
    5,600 (1)  Christopher & Banks Corp.                  208,152
    4,900 (1)  Cost Plus, Inc.                            144,305
    4,100 (1)  Dress Barn, Inc.                           123,000
    4,500 (1)  Footstar, Inc.                             132,705
    3,800      Freds, Inc.                                147,914
    5,000 (1)  Genesco, Inc.                              139,250
    4,000      Hancock Fabrics, Inc.                       72,760
    9,200 (1)  Linens `N Things, Inc.                     319,240
    9,300 (1)  Mens Wearhouse, Inc.                       228,966
    7,400 (1)  Pacific Sunwear of California, Inc.        184,852
   10,900      Pier 1 Imports, Inc.                       261,055
    9,500      Regis Corp. Minnesota                      285,570
    6,500      Shopko Stores, Inc.                        135,395
    7,000 (1)  Too, Inc.                                  211,050
    2,500 (1)  Ultimate Electronics, Inc.                  72,250
   12,200 (1)  Whole Foods Market, Inc.                   570,472
    7,900 (1)  Zale Corp.                                 313,788
               --------------------------------------------------
                  Total                                 3,723,824
               --------------------------------------------------
               Services--4.8%
    8,400      Applebee's International, Inc.             327,936
    6,300 (1)  CEC Entertainment, Inc.                    291,060
    8,100      Central Parking Corp.                      213,192
    8,900 (1)  Jack in the Box, Inc.                      284,177
    4,900      Landry's Restaurants, Inc.                 135,730
    3,200 (1)  Panera Bread Co.                           214,624
    4,800 (1)  Prepaid Legal Services, Inc.               140,448
    9,100 (1)  Sonic Corp.                                266,721
    6,500      The Steak n Shake Co.                       90,870
               --------------------------------------------------
                  Total                                 1,964,758
               --------------------------------------------------
               Technology--4.1%
    5,400 (1)  Actel Corp.                                131,220
    9,500 (1)  American Management System, Inc.           217,360
    6,600      CTS Corp.                                  113,190
    9,900 (1)  Cognex Corp.                               244,035
    8,000 (1)  Filenet Corp.                              138,000
    5,000 (1)  Gerber Scientific, Inc.                     22,500
    8,000 (1)  HNC Software, Inc.                         152,960
    5,700 (1)  Hutchinson Technology, Inc.                102,087
    7,600 (1)  Intervoice-Brite, Inc.                      33,440
    5,700 (1)  Lone Star Technologies, Inc.               151,905
    4,000 (1)  MICROS Systems, Inc.                       112,000
    8,100      Methode Electronics, Inc., Class A          92,907
    4,900 (1)  Three-Five Systems, Inc.                    68,600
    5,700 (1)  Trimble Navigation Ltd.                     94,563
               --------------------------------------------------
                  Total                                 1,674,767
               --------------------------------------------------
               Technology Services--2.8%
    7,200 (1)  Aspen Technology, Inc.                      97,560
    7,400 (1)  Hyperion Solutions Corp.                   173,160
    5,400 (1)  Manhattan Associates, Inc.                 170,532
    3,400 (1)  Mapinfo Corp.                               37,502
    7,700      NDCHealth Corp.                            247,709
    7,700 (1)  Netegrity, Inc.                             58,905
    8,100 (1)  Progress Software Corp.                    136,485

 Shares                                                      Value
------------------------------------------------------------------

    7,500 (1)  Systems & Computer Technology Corp.         116,625
    8,000 (1)  Verity, Inc.                                106,720
               ---------------------------------------------------
                  Total                                  1,145,198
               ---------------------------------------------------
               Transportation--2.5%
    6,500 (1)  Frontier Airlines, Inc.                     100,425
   11,411 (1)  Heartland Express, Inc.                     223,541
   13,400      Kansas City Southern Industries, Inc.       214,400
   12,900      SkyWest, Inc.                               296,055
    6,000      USFreightways Corp.                         200,700
               ---------------------------------------------------
                  Total                                  1,035,121
               ---------------------------------------------------
               Utilities--2.5%
    9,300      Atmos Energy Corp.                          222,549
   15,500      Philadelphia Suburban Corp.                 373,550
    7,300      Piedmont Natural Gas, Inc.                  271,925
    7,400      Southwest Gas Corp.                         183,150
               ---------------------------------------------------
                  Total                                  1,051,174
               ---------------------------------------------------
                  Total Common Stocks
                  (identified cost $33,175,842)         40,148,346
               ---------------------------------------------------
               Mutual Fund Shares--3.3%
1,360,000      Independence One Prime Money Market Fund
               (at net asset value)(2)                   1,360,000
               ---------------------------------------------------
                  Total Investments
                  (identified cost $34,535,842)(3)     $41,508,346
               ===================================================

(1)  Non-income producing security.
(2) Pursuant to an Exemptive Order, the Fund may invest in Independence One Prime Money Market Fund which is managed by the Independence One Capital Management Corporation, the Fund's adviser. The adviser has agreed to reimburse certain investment advisory fees as a result of these transactions.
(3) The cost of investments for federal tax purposes amounts to $34,535,842. The net unrealized appreciation of investments on a federal tax basis amounts to $6,972,504 which is comprised of $10,733,929 appreciation and $3,761,425 depreciation at April 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($41,124,244) at April 30, 2002.

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
April 30, 2002

 Shares                                                                    Value
--------------------------------------------------------------------------------

              Common Stocks--97.0%

              Australia--1.3%
              Banking--1.3%
      10,463  Commonwealth Bank of Australia                          $  184,705
              ------------------------------------------------------------------
                 Total Australia (identified cost $146,855)              184,705
              ------------------------------------------------------------------

              Denmark--1.3%
              Banking--1.3%
      10,500  Danske Bank A/S                                            189,453
              ------------------------------------------------------------------
                 Total Denmark (identified cost $159,281)                189,453
              ------------------------------------------------------------------

              France--13.1%
              Business & Public Services--0.7%
       1,770  Cap Gemini SA                                              103,198
              Electrical & Electronics--1.5%
       3,510  STMicroelectronics NV                                      109,040
       2,300  Schneider Electric SA                                      110,904
              ------------------------------------------------------------------
                 Total                                                   219,944
              ------------------------------------------------------------------
              Energy Sources--4.0%
       3,902  TotalFinaElf SA                                            590,980
              Health & Personal Care--3.8%
       3,350  Aventis SA                                                 237,852
       1,800  L'Oreal SA                                                 140,929
       2,760  Sanofi Synthelabo SA                                       176,576
              ------------------------------------------------------------------
                 Total                                                   555,357
              ------------------------------------------------------------------
              Insurance--1.4%
       9,400  Axa                                                        199,333
              Utilities--1.7%
       5,200  Suez SA                                                    154,751
       2,700  Vivendi Environnement                                       88,982
       2,700  Vivendi Environnement, Warrants                                997
              ------------------------------------------------------------------
                 Total                                                   244,730
              ------------------------------------------------------------------
                 Total France (identified cost $1,997,707)             1,913,542
              ------------------------------------------------------------------

              Germany --6.7%
              Banking--1.8%
       3,950  Deutsche Bank AG                                           261,779
              Business & Public Services--1.1%
       1,250  SAP AG                                                     162,768
              Electrical & Electronics--1.3%
       3,270  Siemens AG                                                 198,781
              Household & Personal Products--0.6%
         700  Beiersdorf AG                                               84,777
              Insurance--1.9%
         592  Allianz AG Holding                                         139,370
         560  Muenchener Rueckversicherungs-Gesellschaft AG              138,674
              ------------------------------------------------------------------
                 Total                                                   278,044
              ------------------------------------------------------------------
                 Total Germany (identified cost $1,012,341)              986,149
              ------------------------------------------------------------------

              Hong Kong--3.6%
              Banking--3.1%
      38,200  HSBC Holdings PLC                                          454,293
              Multi-Industry--0.5%
       8,400  Hutchison Whampoa Ltd.                                      73,509
              ------------------------------------------------------------------
                 Total Hong Kong (identified cost $483,118)              527,802
              ------------------------------------------------------------------

              Ireland--2.0%
              Building Materials & Components--2.0%

 Shares                                                                   Value
-------------------------------------------------------------------------------

      16,863        CRH PLC                                             288,501
                    -----------------------------------------------------------
                       Total Ireland (identified cost $278,279)         288,501
                    -----------------------------------------------------------

                    Italy--2.0%
                    Banking--1.4%
      18,500        Sanpaolo IMI SPA                                    206,064
                    Insurance--0.6%
      10,000        Mediolanum SPA                                       85,543
                    -----------------------------------------------------------
                       Total Italy (identified cost $345,021)           291,607
                    -----------------------------------------------------------

                    Japan--14.6%
                    Appliances & Household Durables--1.1%
       3,000        Sony Corp.                                          161,146
                    Automobiles--1.7%
       9,100        Toyota Motor Corp.                                  247,947
                    Business & Public Services--0.8%
       2,500        SECOM Co. Ltd.                                      123,000
                    Consumer Durables & Apparel--1.2%
         500        Nintendo Co. Ltd.                                    70,063
       5,200        Pioneer Corp.                                       102,620
                    -----------------------------------------------------------
                       Total                                            172,683
                    -----------------------------------------------------------
                    Data Processing & Reproduction--3.9%
       4,000        Canon, Inc.                                         153,205
      14,000        Fujitsu Ltd.                                        111,167
         800        Keyence Corp.                                       161,862
          13  (1)   UMC Japan                                           143,708
                    -----------------------------------------------------------
                       Total                                            569,942
                    -----------------------------------------------------------
                    Electrical & Electronics--0.6%
      11,000        NEC Corp.                                            84,777
                    Electronic Components, Instruments--1.1%
       1,100        Rohm Co.                                            163,987
                    Health & Personal Care--1.7%
       8,000        Kao Corp.                                           156,319
       2,000        Takeda Chemical Industries                           87,501
                    -----------------------------------------------------------
                       Total                                            243,820
                    -----------------------------------------------------------
                    Telecommunications--2.5%
          96  (1)   NTT DoCoMo, Inc., New                               244,381
           9        NTT DoCoMo, Inc.                                     22,771
          25        Nippon Telegraph & Telephone Corp.                   98,283
                    -----------------------------------------------------------
                       Total                                            365,435
                    -----------------------------------------------------------
                       Total Japan (identified cost $2,310,686)       2,132,737
                    -----------------------------------------------------------

                    Netherlands--11.5%
                    Appliances & Household Durables--0.6%
       2,700        Koninklijke (Royal) Philips Electronics NV           83,318
                    Business & Public Services--1.5%
       7,300  (1)   Equant NV                                            66,062
       5,225        VNU NV                                              157,624
                    -----------------------------------------------------------
                       Total                                            223,686
                    -----------------------------------------------------------
                    Chemicals--1.5%
       5,020        Akzo Nobel NV                                       215,662
                    Electronic Components, Instruments--0.8%
       5,000  (1)   ASM Lithography Holding NV                          113,457
                    Financial Services--3.5%
      19,200        ING Groep NV                                        506,557
                    Insurance--0.4%
       2,500        Fortis NV                                            57,381
                    Merchandising--1.3%
       7,500        Koninklijke Ahold NV                                187,406
                    Recreation, Other Consumer Goods--0.8%
       1,300        Gucci Group NV                                      125,838
                    Transportation--1.1%

 Shares                                                                    Value
--------------------------------------------------------------------------------

       7,700       TPG NV                                                166,750
                   -------------------------------------------------------------
                      Total Netherlands (identified cost $1,905,324)   1,680,055
                   -------------------------------------------------------------

                   Portugal--1.3%
                   Telecommunications--1.3%
      27,000       Portugal Telecom, SGPS, SA                            196,928
                   -------------------------------------------------------------
                      Total Portugal (identified cost $244,228)          196,928
                   -------------------------------------------------------------

                   Spain--4.0%
                   Banking--2.5%
      31,000       Banco Bilbao Vizcaya Argentaria SA                    361,207
                   Telecommunications--1.5%
      21,000       Telefonica SA                                         224,644
                   -------------------------------------------------------------
                      Total Spain (identified cost $729,957)             585,851
                   -------------------------------------------------------------

                   Sweden--0.4%
                   Electrical & Electronics--0.4%
      26,000       Telefonaktiebolaget LM Ericsson AB                     65,189
                   -------------------------------------------------------------
                      Total Sweden (identified cost $134,108)             65,189
                   -------------------------------------------------------------

                   Switzerland--8.3%
                   Banking--2.3%
       9,660       Credit Suisse Group                                   344,011
                   Food & Household Products--2.1%
       1,310       Nestle SA                                             309,395
                   Health & Personal Care--2.8%
       9,740       Novartis AG                                           408,123
                   Insurance--1.1%
       1,550       Swiss Re                                              156,276
                   -------------------------------------------------------------
                      Total Switzerland (identified cost $1,174,837)   1,217,805
                   -------------------------------------------------------------

                   United Kingdom--26.9%
                   Banking--3.0%
       6,000       Royal Bank of Scotland Group PLC, Edinburgh           171,995
      22,000       Standard Chartered PLC                                270,782
                   -------------------------------------------------------------
                      Total                                              442,777
                   -------------------------------------------------------------
                   Beverage & Tobacco--2.8%
      31,000       Diageo PLC                                            411,359
                   Broadcasting & Publishing--1.7%
      20,950       Pearson PLC                                           252,060
                   Business & Public Services--0.7%
      10,980       Logica PLC                                             50,779
       7,500       Reuters Group PLC                                      52,438
                   -------------------------------------------------------------
                      Total                                              103,217
                   -------------------------------------------------------------
                   Electronic Components, Instruments--0.4%
      19,500  (1)  ARM Holdings PLC                                       62,772
                   Energy Sources--5.3%
      35,000       BP Amoco PLC                                          298,494
      65,892       Shell Transport & Trading Co.                         468,854
                   -------------------------------------------------------------
                      Total                                              767,348
                   -------------------------------------------------------------
                   Food & Drug Retailing--1.0%
      39,000       Tesco PLC                                             149,404
                   Food & Household Products--1.1%
      17,000       Unilever PLC                                          155,507
                   Health & Personal Care--4.1%
       4,000       AstraZeneca PLC                                       187,319
      16,892       GlaxoSmithKline PLC                                   408,437
                   -------------------------------------------------------------
                      Total                                              595,756
                   -------------------------------------------------------------
                   Insurance--3.8%
      21,600       CGNU PLC                                              222,126
      30,871       Prudential PLC                                        328,257
                   -------------------------------------------------------------
                      Total                                              550,383
                   -------------------------------------------------------------
                   Telecommunications--2.5%
         62        Cable & Wireless PLC                                    1,635


 Shares                                                                                            Value
--------------------------------------------------------------------------------------------------------

  223,754        Vodafone Group PLC                                                              360,957
                 ---------------------------------------------------------------------------------------
                    Total                                                                        362,592
                 ---------------------------------------------------------------------------------------
                 Transportation--0.5%
   11,000  (1)   easyJet PLC                                                                      76,909
                 ---------------------------------------------------------------------------------------
                    Total United Kingdom (identified cost $4,576,259)                          3,930,084
                 ---------------------------------------------------------------------------------------
                    Total Common Stocks (identified cost $15,498,001)                         14,190,408
                 ---------------------------------------------------------------------------------------

                 Preferred Stocks--1.9%

                 Germany --1.9%
                 Automobiles--1.2%
      380        Porsche AG, Pfd.                                                                169,549
                 Health & Personal Care--0.7%
    1,394        Fresenius AG, Pfd.                                                              103,242
                 ---------------------------------------------------------------------------------------
                    Total Germany (identified cost $228,861)                                     272,791
                 ---------------------------------------------------------------------------------------
                    Total Preferred Stocks (identified cost $228,861)                            272,791
                 ---------------------------------------------------------------------------------------

                 Mutual Fund Shares--0.7%
  111,000        Independence One Prime Money Market Fund (at net asset value) (2)               111,000
                 ---------------------------------------------------------------------------------------
                    Total Investments (identified cost $15,837,862) (3)                     $ 14,574,199
                 =======================================================================================

(1)  Non-income producing security.
(2) Pursuant to an Exemptive Order, the Fund may invest in Independence One Prime Money Market Fund which is managed by the Independence One Capital Management Corporation, the Fund's adviser. The adviser has agreed to reimburse certain investment advisory fees as a result of these transactions.
(3) The cost of investments for federal tax purposes amounts to $15,837,862. The net unrealized depreciation of investments on a federal tax basis amounts to $1,263,663 which is comprised of $1,008,610 appreciation and $2,272,273 depreciation at April 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($14,628,156) at April 30, 2002.

See Notes which are an integral part of the Financial Statements

The following is the industry classification breakdown for the common and preferred stocks:

    Industry Type                                  Total
--------------------------------------------------------

Appliances & Household Durables                     1.7%
Automobiles                                         2.9%
Banking                                            16.7%
Beverage & Tobacco                                  2.8%
Broadcasting & Publishing                           1.7%
Building Materials & Components                     2.0%
Business & Public Services                          4.8%
Chemicals                                           1.5%
Consumer Durables & Apparel                         1.2%
Data Processing & Reproduction                      3.9%
Electrical & Electronics                            3.8%
Electronic Components, Instruments                  2.3%
Energy Sources                                      9.3%
Financial Services                                  3.5%
Food & Drug Retailing                               1.0%
Food & Household Products                           3.2%
Health & Personal Care                             13.1%
Household & Personal Products                       0.6%
Insurance                                           9.2%
Merchandising                                       1.3%
Multi-Industry                                      0.5%
Recreation, Other Consumer Goods                    0.8%
Telecommunications                                  7.8%
Transportation                                      1.6%
Utilities                                           1.7%

Note: The industry classifications are shown as a percentage of net assets ($14,628,156) at April 30, 2002.

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS

April 30, 2002


 Principal
 Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------

                  Corporate Bonds--43.7%
                  Automobile--3.6%
     $ 1,000,000  DaimlerChrysler AG, Unsecured Note, 7.400%, 1/20/2005                          $ 1,052,970
       2,000,000  Ford Motor Credit Co., Note, 6.750%, 8/15/2008                                   1,970,280
                  ------------------------------------------------------------------------------------------
                     Total                                                                         3,023,250
                  ------------------------------------------------------------------------------------------
                  Banking--3.9%
       3,000,000  Bank One Corp., Unsecured Sr. Note, 7.625%, 8/1/2005                             3,236,670
                  Chemicals--3.8%
       3,000,000  Du Pont (E.I.) de Nemours & Co., Note, 6.750%, 10/15/2004                        3,190,770
                  Commercial Services--7.3%
       1,000,000  Associates Corp. of North America, Sr. Note, 6.260%, 2/15/2006                   1,031,190
       2,000,000  General Electric Capital Corp., Note, 6.500%, 11/1/2006                          2,106,180
       3,000,000  International Business Machines Corp., Note, 5.375%, 2/1/2009                    2,920,260
                  ------------------------------------------------------------------------------------------
                     Total                                                                         6,057,630
                  ------------------------------------------------------------------------------------------
                  Entertainment--2.5%
       2,000,000  Disney (Walt) Co., Sr. Note, Series B, 6.750%, 3/30/2006                         2,090,900
                  Financial Services--12.6%
       1,000,000  BellSouth Capital Funding Corp., Note, 7.750%, 2/15/2010                         1,097,030
       1,000,000  Merrill Lynch & Co., Inc., Note, 6.800%, 11/3/2003                               1,049,040
       1,000,000  Merrill Lynch & Co., Inc., Note, 7.000%, 3/15/2006                               1,055,030
       2,000,000  Merrill Lynch & Co., Inc., Unsecured Bond, 6.000%, 2/12/2003                     2,050,540
       3,000,000  Morgan Stanley, Dean Witter & Co., Sr. Note, Series C, 7.375%, 4/15/2003         3,128,220
       2,000,000  Salomon Smith Barney Holdings, Inc., Note, 7.000%, 3/15/2004                     2,117,520
                  ------------------------------------------------------------------------------------------
                     Total                                                                        10,497,380
                  ------------------------------------------------------------------------------------------
                  Food & Beverage--1.2%
       1,000,000  Sara Lee Corp., MTN, 6.300%, 11/7/2005                                           1,033,920
                  Pharmaceuticals--1.4%
       1,000,000  Lilly (Eli) & Co., Unsecured Note, 8.375%, 12/1/2006                             1,140,690
                  Retail Trade--2.6%
       2,000,000  Wal-Mart Stores, Inc., Unsecured Sr. Note, 6.550%, 8/10/2004                     2,120,740
                  Telecommunications--4.8%
       2,000,000  AT&T Corp., Note, 6.500%, 9/15/2002                                              2,025,580
       1,000,000  AT&T Corp., Note, 7.500%, 6/1/2006                                               1,033,460
       1,000,000  U.S. West Communications, Inc., Note, 6.625%, 9/15/2005                            921,250
                  ------------------------------------------------------------------------------------------
                     Total                                                                         3,980,290
                  ------------------------------------------------------------------------------------------
                     Total Corporate Bonds (identified cost $35,059,885)                          36,372,240
                  ------------------------------------------------------------------------------------------

                  Government Agencies--25.3%
                  Federal Farm Credit Bank--8.6%
       1,000,000  5.150%, 1/7/2003                                                                 1,019,920
       2,000,000  5.970%, 3/11/2005                                                                2,105,600
       1,000,000  6.300%, 8/8/2007                                                                 1,062,150
       3,000,000  6.875%, 5/1/2002                                                                 3,001,350
                  ------------------------------------------------------------------------------------------
                     Total                                                                         7,189,020
                  ------------------------------------------------------------------------------------------
                  Federal Home Loan Bank--16.7%
       2,000,000  5.125%, 9/15/2003                                                                2,060,060
       2,500,000  5.300%, 1/30/2007                                                                2,506,225
       2,000,000  5.530%, 1/15/2003                                                                2,046,380
       1,000,000  5.575%, 9/2/2003                                                                 1,035,110


 Principal
 Amount
 or Shares                                                                                             Value
------------------------------------------------------------------------------------------------------------

       2,000,000  5.610%, 2/27/2007                                                                2,003,020
       2,000,000  5.875%, 11/15/2007                                                               2,082,340
       2,000,000  6.500%, 8/14/2009                                                                2,137,060
                  ------------------------------------------------------------------------------------------
                     Total                                                                        13,870,195
                  ------------------------------------------------------------------------------------------
                     Total Government Agencies (identified cost $20,625,582)                      21,059,215
                  ------------------------------------------------------------------------------------------

                  U.S. Treasury Obligations--28.6%
                  U.S. Treasury Bond--1.3%
       1,000,000  6.00%, 2/15/2026                                                                 1,032,220
                  U.S. Treasury Notes--27.3%
       5,500,000  5.625%, 5/15/2008                                                                5,755,255
       3,000,000  5.750%, 8/15/2010                                                                3,142,380
       5,000,000  6.000%, 8/15/2009                                                                5,323,450
       6,000,000  6.250%, 2/15/2007                                                                6,455,580
       2,000,000  6.375%, 8/15/2002                                                                2,027,600
                  ------------------------------------------------------------------------------------------
                     Total                                                                        22,704,265
                  ------------------------------------------------------------------------------------------
                     Total U.S. Treasury Obligations (identified cost $22,762,148)                23,736,485
                  ------------------------------------------------------------------------------------------
                  Mutual Fund Shares--1.4%

       1,179,000  Independence One Prime Money Market Fund (at net asset value) (1)                1,179,000
                  ------------------------------------------------------------------------------------------
                     Total Investments (identified cost $79,626,615) (2)                        $ 82,346,940
                  ==========================================================================================

(1) Pursuant to an Exemptive Order, the Fund may invest in Independence One Prime Money Market Fund which is managed by the Independence One Capital Management Corporation, the Fund's adviser. The adviser has agreed to reimburse certain investment advisory fees as a result of these transactions.
(2) The cost of investments for generally accepted accounting principles is $79,626,615. Cost of investments for federal tax purposes amounts to $79,853,850. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elecetions on fixed income securities. The net unrealized appreciation of investments on a federal tax basis amounts to $2,493,090 which is comprised of $2,881,839 appreciation and $388,749 depreciation at April 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($83,147,516) at April 30, 2002.

The following acronym is used in this portfolio:

MTN     --Medium Term Note

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS

April 30, 2002


 Principal
 Amount
 or Shares                                                                                             Value
------------------------------------------------------------------------------------------------------------

                   Government Agencies--53.3%
                   Federal Farm Credit Bank--15.9%
      $ 4,000,000  5.970%, 3/11/2005                                                             $ 4,211,200
        1,500,000  6.010%, 6/16/2010                                                               1,544,535
                   -----------------------------------------------------------------------------------------
                      Total                                                                        5,755,735
                   -----------------------------------------------------------------------------------------
                   Federal Home Loan Bank--37.4%
        5,000,000  2.830%, 4/21/2003                                                               5,021,150
        1,000,000  5.300%, 1/30/2007                                                               1,002,490
        3,000,000  6.350%, 6/28/2004                                                               3,019,830
        4,000,000  7.200%, 6/14/2011                                                               4,431,720
                   -----------------------------------------------------------------------------------------
                      Total                                                                       13,475,190
                   -----------------------------------------------------------------------------------------
                      Total Government Agencies (identified cost $18,474,419)                     19,230,925
                   -----------------------------------------------------------------------------------------
                   U.S. Treasury Obligations--43.4%
                   U.S. Treasury Bonds--22.9%
        3,000,000  6.500%, 11/15/2026                                                              3,292,800
        1,000,000  7.125%, 2/15/2023                                                               1,167,560
        3,000,000  8.125%, 8/15/2019                                                               3,796,530
                   -----------------------------------------------------------------------------------------
                      Total                                                                        8,256,890
                   -----------------------------------------------------------------------------------------
                   U.S. Treasury Notes--20.5%
        3,000,000  5.750%, 8/15/2010                                                               3,142,380
        4,000,000  6.000%, 8/15/2009                                                               4,258,760
                   -----------------------------------------------------------------------------------------
                      Total                                                                        7,401,140
                   -----------------------------------------------------------------------------------------
                      Total U.S. Treasury Obligations (identified cost $14,428,300)               15,658,030
                   -----------------------------------------------------------------------------------------
                   Mutual Fund Shares--2.3%
          815,000  Independence One Prime Money Market Fund (at net asset value)(1)                  815,000
                   -----------------------------------------------------------------------------------------
                      Total Investments (identified cost $33,717,719) (2)                       $ 35,703,955
                   =========================================================================================

(1) Pursuant to an Exemptive Order, the Fund may invest in Independence One Prime Money Market Fund which is managed by the Independence One Capital Management Corporation, the Fund's adviser. The adviser has agreed to reimburse certain investment advisory fees as a result of these transactions.
(2) The cost of investments for federal tax purposes amounts to $33,717,719. The net unrealized appreciation of investments on a federal tax basis amounts to $1,986,236 which is comprised of $1,992,816 appreciation and $6,580 depreciation at April 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($36,061,296) at April 30, 2002.

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE EQUITY PLUS FUND
STATEMENT OF ASSETS AND LIABILITIES

April 30, 2002


Assets:
Total investments in securities, at value (identified cost $130,370,149)                        $183,722,239
Cash                                                                                                  36,069
Income receivable                                                                                    130,790
Receivable for shares sold                                                                             9,760
------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                                                  183,898,858
============================================================================================================
Liabilities:
Payable for shares redeemed                                                       435,343
Payable to adviser                                                                 31,581
Other accrued expenses                                                             16,117
------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                                                 483,041
============================================================================================================
Net assets                                                                                      $183,415,817
------------------------------------------------------------------------------------------------------------
Net Assets Consist of:
Paid in capital                                                                                 $122,583,795
Net unrealized appreciation of investments                                                        53,352,090
Accumulated net realized gain on investments                                                       7,457,723
Undistributed net investment income                                                                   22,209
------------------------------------------------------------------------------------------------------------
   TOTAL NET ASSETS                                                                             $183,415,817
============================================================================================================
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Trust Shares:
Net Asset Value Per Share ($177,539,887/11,279,531 shares outstanding)                               $ 15.74
============================================================================================================
Offering Price Per Share                                                                             $ 15.74
============================================================================================================
Redemption Proceeds Per Share                                                                        $ 15.74
============================================================================================================
Class A Shares:
Net Asset Value Per Share ($1,020,838 /64,857 shares outstanding)                                    $ 15.74
============================================================================================================
Offering Price Per Share (100/96.00 of $15.74)/1/                                                    $ 16.40
============================================================================================================
Redemption Proceeds Per Share                                                                        $ 15.74
============================================================================================================
Class B Shares:
Net Asset Value Per Share ($4,855,092/310,803 shares outstanding)                                    $ 15.62
============================================================================================================
Offering Price Per Share                                                                             $ 15.62
============================================================================================================
Redemption Proceeds Per Share (95.00/100 of $15.62)/2/                                               $ 14.84
============================================================================================================

1  See "What Do Shares Cost?" in the Prospectus.

2  See "Contingent Deferred Sales Charge" in the Prospectus.

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE SMALL CAP FUND
STATEMENT OF ASSETS AND LIABILITIES

April 30, 2002


Assets:
Total investments in securities, at value (identified cost $34,535,842)                              $41,508,346
Cash                                                                                                         143
Income receivable                                                                                          9,127
----------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                                                       41,517,616
================================================================================================================
Liabilities:
Payable for investments purchased                                                   $ 344,922
Accrued expenses                                                                       48,450
----------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                                                     393,372
================================================================================================================
Net assets for 3,835,572 shares outstanding                                                          $41,124,244
Net Assets Consist of:
Paid in capital                                                                                      $35,259,437
Net unrealized appreciation of investments                                                             6,972,504
Accumulated net realized loss on investments                                                          (1,107,697)
----------------------------------------------------------------------------------------------------------------
   TOTAL NET ASSETS                                                                                  $41,124,244
================================================================================================================
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net Asset Value Per Share ($41,124,244/3,835,572 shares outstanding)                                     $ 10.72
================================================================================================================
Offering Price Per Share (100/96.00 of $10.72)/1/                                                        $ 11.17
================================================================================================================
Redemption Proceeds Per Share                                                                            $ 10.72
================================================================================================================

1  See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES

April 30, 2002


Assets:
Total investments in securities, at value (identified cost $15,837,862)                              $14,574,199
Cash                                                                                                         621
Cash denominated in foreign currency (at identified cost $8,041)                                           8,063
Income receivable                                                                                         89,032
----------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                                                       14,671,915
================================================================================================================
Liabilities:
Payable for investments purchased                                                     $ 5,018
Accrued expenses                                                                       38,741
----------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                                                      43,759
================================================================================================================
Net assets                                                                                           $14,628,156
Net Assets Consist of:
Paid in capital                                                                                      $21,516,102
Net unrealized depreciation of investments and translation of assets and
liabilities in foreign currency transactions                                                          (1,262,311)
Accumulated net realized loss on investments and foreign currency
transactions                                                                                          (5,620,058)
Distributions in excess of net investment income                                                          (5,577)
----------------------------------------------------------------------------------------------------------------
   TOTAL NET ASSETS                                                                                  $14,628,156
================================================================================================================
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Net Asset Value Per Share ($14,628,156/1,689,345 shares outstanding)                                      $ 8.66
================================================================================================================
Offering Price Per Share (100/96.00 of $8.66)/1/                                                          $ 9.02
================================================================================================================
Redemption Proceeds Per Share                                                                             $ 8.66
================================================================================================================

1  See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE FIXED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES

April 30, 2002


Assets:
Total investments in securities, at value (identified cost $79,626,615)                          $82,346,940
Cash                                                                                                     266
Income receivable                                                                                  1,203,719
Receivable for shares sold                                                                             1,410
------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                                                   83,552,335
============================================================================================================
Liabilities:
Income distribution payable                                                        375,310
Payable to adviser                                                                  20,399
Other accrued expenses                                                               9,110
------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                                                 404,819
============================================================================================================
Net Assets                                                                                       $83,147,516
Net Assets Consist of:
Paid in capital                                                                                  $83,150,296
Net unrealized appreciation of investments                                                         2,720,325
Accumulated net realized loss on investments                                                      (2,723,105)
------------------------------------------------------------------------------------------------------------
   TOTAL NET ASSETS                                                                              $83,147,516
============================================================================================================
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Trust Shares:
Net Asset Value Per Share ($83,142,168/8,347,284 shares outstanding)                                   $9.96
============================================================================================================
Offering Price Per Share                                                                               $9.96
============================================================================================================
Redemption Proceeds Per Share                                                                          $9.96
============================================================================================================
Class B Shares:
Net Asset Value Per Share ($5,348/537 shares outstanding)                                              $9.96
============================================================================================================
Offering Price Per Share                                                                               $9.96
============================================================================================================
Redemption Proceeds Per Share (95.00/100 of $9.96)/1/                                                  $9.46
============================================================================================================

1 See "Contingent Deferred Sales Charge" in the Prospectus.

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
STATEMENT OF ASSETS AND LIABILITIES

April 30, 2002


Assets:
Total investments in securities, at value (identified cost $33,717,719)                              $35,703,955
Cash                                                                                                       3,023
Income receivable                                                                                        509,518
----------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                                                       36,216,496
================================================================================================================
Liabilities:
Payable for shares redeemed                                                          8,000
Income distribution payable                                                        134,290
Accrued expenses                                                                    12,910
----------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                                                     155,200
================================================================================================================
Net assets                                                                                           $36,061,296
Net Assets Consist of:
Paid in capital                                                                                      $33,887,533
Net unrealized appreciation of investments                                                             1,986,236
Accumulated net realized gain on investments                                                             187,527
----------------------------------------------------------------------------------------------------------------
   TOTAL NET ASSETS                                                                                  $36,061,296
================================================================================================================
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net Asset Value Per Share ($35,630,142/ 3,442,664 shares outstanding)                                     $10.35
================================================================================================================
Offering Price Per Share (100/96.00 of $10.35)/1/                                                         $10.78
================================================================================================================
Redemption Proceeds Per Share                                                                             $10.35
================================================================================================================
Class B Shares:
Net Asset Value Per Share ($431,154/ 41,643 shares outstanding)                                           $10.35
================================================================================================================
Offering Price Per Share                                                                                  $10.35
================================================================================================================
Redemption Proceeds Per Share (95.00/100 of $10.35)/1/                                                    $ 9.83
================================================================================================================

1  See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE EQUITY PLUS FUND
STATEMENT OF OPERATIONS

Year Ended April 30, 2002


Investment Income:
Dividends                                                                                  $    3,012,237
Interest                                                                                          138,563
---------------------------------------------------------------------------------------------------------
   TOTAL INCOME                                                                                 3,150,800
=========================================================================================================
Expenses:
Investment adviser fee                                                      $ 934,748
Administrative personnel and services fee                                     255,752
Custodian fees                                                                 24,339
Transfer and dividend disbursing agent fees and expenses                      107,265
Trustees' fees                                                                 19,932
Auditing fees                                                                  16,078
Legal fees                                                                      8,962
Portfolio accounting fees                                                      92,262
Distribution services fee--Class A Shares                                       2,931
Distribution services fee--Class B Shares                                      42,814
Shareholder services fee--Class B Shares                                       14,271
Share registration costs                                                       37,427
Printing and postage                                                           66,467
Insurance premiums                                                              1,764
Miscellaneous                                                                      28
---------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES                                                           1,625,040
=========================================================================================================
Waiver:
Waiver of investment adviser fee                                             (281,760)
Net expenses                                                                                    1,343,280
Net investment income                                                                           1,807,520
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments                                                               12,185,456
=========================================================================================================
Net change in unrealized appreciation of investments                                          (54,760,242)
=========================================================================================================
Net realized and unrealized loss on investments                                               (42,574,786)
=========================================================================================================
Change in net assets resulting from operations                                             $  (40,767,266)
=========================================================================================================

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE SMALL CAP FUND
STATEMENT OF OPERATIONS

Year Ended April 30, 2002


Investment Income:
Dividends                                                                                              $      243,336
Interest                                                                                                       21,247
---------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME                                                                                               264,583
=====================================================================================================================
Expenses:
Investment adviser fee                                                           $         196,961
Administrative personnel and services fee                                                   50,000
Custodian fees                                                                              18,371
Transfer and dividend disbursing agent fees and expenses                                    31,000
Trustees' fees                                                                               3,139
Auditing fees                                                                               16,933
Legal fees                                                                                   9,000
Portfolio accounting fees                                                                   50,579
Share registration costs                                                                    15,564
Printing and postage                                                                        15,606
Insurance premiums                                                                             986
Miscellaneous                                                                                1,497
---------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES                                                                          409,636
=====================================================================================================================
Waiver:
Waiver of investment adviser fee                                                            (4,835)
Net expenses                                                                                                  404,801
Net operating loss                                                                                           (140,218)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments                                                                               73,835
=====================================================================================================================
Net change in unrealized appreciation of investments                                                        5,914,773
=====================================================================================================================
Net realized and unrealized gain on investments                                                             5,988,608
=====================================================================================================================
Change in net assets resulting from operations                                                         $    5,848,390
=====================================================================================================================

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
STATEMENT OF OPERATIONS

Year Ended April 30, 2002


Investment Income:
Dividends (net of foreign taxes withheld of $32,758)                                                   $    284,360
Interest                                                                                                      5,458
---------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME                                                                                             289,818
=====================================================================================================================
Expenses:
Investment adviser fee                                                                     $ 171,309
Administrative personnel and services fee                                                     50,000
Custodian fees                                                                                33,336
Transfer and dividend disbursing agent fees and expenses                                      32,702
Trustees' fees                                                                                 1,836
Auditing fees                                                                                 17,133
Legal fees                                                                                    10,115
Portfolio accounting fees                                                                     56,454
Share registration costs                                                                      16,287
Printing and postage                                                                          30,353
Insurance premiums                                                                               944
Miscellaneous                                                                                  2,621
---------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES                                                                            423,090
=====================================================================================================================
Waivers and Reimbursement:
Waiver of investment adviser fee                                              $    (90,273)
Waiver of administrative personnel and services fee                                (31,210)
Reimbursement of other operating expenses                                          (15,139)
---------------------------------------------------------------------------------------------------------------------
   TOTAL WAIVERS AND AND REIMBURSEMENT                                                      (136,622)
=====================================================================================================================
Net expenses                                                                                                286,468
Net investment income                                                                                         3,350
Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency:
Net realized loss on investments and foreign currency
transactions                                                                                             (2,091,703)
=====================================================================================================================
Net change in unrealized appreciation (depreciation) of
investments and translation of assets and liabilities in
foreign currency transactions                                                                            (1,957,310)
=====================================================================================================================
Net realized and unrealized loss on investments and
foreign currency transactions                                                                            (4,049,013)
=====================================================================================================================
Change in net assets resulting from operations                                                         $ (4,045,663)
=====================================================================================================================

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE FIXED INCOME FUND
STATEMENT OF OPERATIONS

Year Ended April 30, 2002


Investment Income:
Interest                                                                                       $ 5,113,682
Expenses:
Investment adviser fee                                                         $   634,930
Administrative personnel and services fee                                           96,141
Custodian fees                                                                       9,986
Transfer and dividend disbursing agent fees and expenses                            33,933
Trustees' fees                                                                       6,514
Auditing fees                                                                       14,975
Legal fees                                                                           6,072
Portfolio accounting fees                                                           49,790
Distribution services fee--Class B Shares                                               29
Shareholder services fee--Class B Shares                                                10
Share registration costs                                                            33,202
Printing and postage                                                                 8,805
Insurance premiums                                                                   1,111
Miscellaneous                                                                        3,058
--------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES                                                                  918,556
==============================================================================================================
Waiver:
Waiver of investment adviser fee                                                  (392,958)
Net expenses                                                                                       525,598
Net investment income                                                                            4,588,084
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments                                                                   313,124
==============================================================================================================
Net change in unrealized appreciation of investments                                               616,070
==============================================================================================================
Net realized and unrealized gain on investments                                                    929,194
==============================================================================================================
Change in net assets resulting from operations                                                 $ 5,517,278
==============================================================================================================

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
STATEMENT OF OPERATIONS

Year Ended April 30, 2002


Investment Income:
Interest                                                                                         $    2,239,090
Expenses:
Investment adviser fee                                                           $    273,613
Administrative personnel and services fee                                              50,000
Custodian fees                                                                          7,460
Transfer and dividend disbursing agent fees and expenses                               54,058
Trustees' fees                                                                          3,407
Auditing fees                                                                          14,625
Legal fees                                                                              8,258
Portfolio accounting fees                                                              56,242
Distribution services fee--Class B Shares                                               3,239
Shareholder services fee--Class B Shares                                                1,080
Share registration costs                                                               20,956
Printing and postage                                                                   12,192
Insurance premiums                                                                        988
Miscellaneous                                                                           3,092
------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES                                                                     509,210
==================================================================================================================
Waiver:
Waiver of investment adviser fee                                                     (215,856)
Net expenses                                                                                            293,354
Net investment income                                                                                 1,945,736
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments                                                                        392,193
==================================================================================================================
Net change in unrealized appreciation of investments                                                    334,605
==================================================================================================================
Net realized and unrealized gain on investments                                                         726,798
==================================================================================================================
Change in net assets resulting from operations                                                   $    2,672,534
==================================================================================================================

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE EQUITY PLUS FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                             Year Ended April 30,
                                                                         2002                      2001
--------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
Operations-
Net investment income                                               $   1,807,520             $   1,961,108
Net realized gain on investments                                       12,185,456                 6,863,028
Net change in unrealized appreciation of investments                  (54,760,242)              (71,811,212)
--------------------------------------------------------------------------------------------------------------
  CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                      (40,767,266)              (62,987,076)
==============================================================================================================
Distributions to Shareholders-
Distributions from net investment income
Trust Shares                                                           (1,869,370)               (1,967,415)
Class A Shares                                                             (6,713)                   (2,574)
Class B Shares                                                                 --                        --
Distributions from net realized gains
Trust Shares                                                           (3,421,892)              (15,670,513)
Class A Shares                                                            (17,134)                  (38,189)
Class B Shares                                                            (83,482)                 (281,916)
--------------------------------------------------------------------------------------------------------------
  CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO
  SHAREHOLDERS                                                         (5,398,591)              (17,960,607)
==============================================================================================================
Share Transactions-
Proceeds from sale of shares                                           13,470,362                78,838,381
Net asset value of shares issued to shareholders in payment of
distributions declared                                                  1,325,021                15,230,862
Cost of shares redeemed                                               (62,886,432)              (61,104,206)
--------------------------------------------------------------------------------------------------------------
  CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS              (48,091,049)               32,965,037
==============================================================================================================
Change in net assets                                                  (94,256,906)              (47,982,646)
--------------------------------------------------------------------------------------------------------------
Net Assets:
Beginning of period                                                   277,672,723               325,655,369
--------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $22,209 and $90,772, respectively)                        $ 183,415,817             $ 277,672,723
==============================================================================================================

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE SMALL CAP FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                                      Year Ended April 30,
                                                                                      2002           2001
----------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
Operations-
Net operating loss                                                                 $  (140,218)     $   (85,287)
Net realized gain on investments                                                        73,835        5,869,241
Net change in unrealized appreciation of investments                                 5,914,773       (3,962,293)
----------------------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                    5,848,390        1,821,661
================================================================================================================
Distributions to Shareholders-
Distributions from net realized gains                                               (1,640,622)      (4,830,640)
----------------------------------------------------------------------------------------------------------------
Share Transactions-
Proceeds from sale of shares                                                         3,399,742        8,404,804
Net asset value of shares issued to shareholders in payment of
distributions declared                                                                  56,713        4,818,442
Cost of shares redeemed                                                             (7,173,568)      (8,912,955)
----------------------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                           (3,717,113)       4,310,291
================================================================================================================
Change in net assets                                                                   490,655        1,301,312
----------------------------------------------------------------------------------------------------------------
Net Assets:
Beginning of period                                                                 40,633,589       39,332,277
----------------------------------------------------------------------------------------------------------------
End of period                                                                      $41,124,244      $40,633,589
================================================================================================================

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                                 Year Ended April 30,
                                                                             2002                    2001
----------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
Operations-
Net investment income                                                   $       3,350          $      213,818
Net realized loss on investments and foreign currency transactions         (2,091,703)             (3,755,075)
Net change in unrealized appreciation (depreciation) of
investments and translation of assets and liabilities in
foreign currency transactions                                              (1,957,310)               (237,982)
----------------------------------------------------------------------------------------------------------------
  CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                           (4,045,663)             (3,779,239)
================================================================================================================
Distributions to Shareholders-
Distributions from net realized gains on investments and foreign
currency transactions                                                              --                (416,326)
Share Transactions-
Proceeds from sale of shares                                                  333,668               4,942,326
Net asset value of shares issued to shareholders in payment of
distributions declared                                                             --                 416,326
Cost of shares redeemed                                                    (3,389,608)             (3,986,837)
----------------------------------------------------------------------------------------------------------------
  CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                   (3,055,940)              1,371,815
================================================================================================================
Change in net assets                                                       (7,101,603)             (2,823,750)
Net Assets:
Beginning of period                                                        21,729,759              24,553,509
----------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of net investment
income of ($5,577) and $0, respectively)                                $  14,628,156          $   21,729,759
================================================================================================================

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE FIXED INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                                       Year Ended April 30,
                                                                                       2002           2001
-----------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
Operations-
Net investment income                                                            $  4,588,084    $  5,532,903
Net realized gain(loss) on investments                                               313,124       (1,513,985)
Net change in unrealized appreciation of investments                                  616,070       4,846,999
-----------------------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                   5,517,278       8,865,917
=================================================================================================================
Distributions to Shareholders-
Distributions from net investment income
Trust Shares                                                                       (4,701,426)     (5,529,295)
Class B Shares                                                                           (168)             --
-----------------------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO
   SHAREHOLDERS                                                                    (4,701,594)     (5,529,295)
=================================================================================================================
Share Transactions-
Proceeds from sale of shares                                                        5,306,942       8,920,743
Net asset value of shares issued to shareholders in payment of distributions        1,479,861       4,673,582
declared
Cost of shares redeemed                                                           (15,225,901)    (19,362,339)
-----------------------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                          (8,439,098)     (5,768,014)
=================================================================================================================
Change in net assets                                                               (7,623,414)     (2,431,392)
-----------------------------------------------------------------------------------------------------------------
Net Assets:
Beginning of period                                                                90,770,930      93,202,322
-----------------------------------------------------------------------------------------------------------------
End of period                                                                    $ 83,147,516    $ 90,770,930
=================================================================================================================

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                            Year Ended April 30,
                                                                       2002                      2001
-----------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
Operations-
Net investment income                                            $  1,945,736               $  2,519,489
Net realized gain on investments                                      392,193                    352,872
Net change in unrealized appreciation of investments                  334,605                  1,486,289
-----------------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                   2,672,534                  4,358,650
===========================================================================================================
Distributions to Shareholders:
Distributions from net investment income
Class A Shares                                                     (1,928,334)                (2,515,839)
Class B Shares                                                        (17,402)                    (3,650)
Distributions from net realized gains
Class A Shares                                                       (538,268)                  (498,021)
Class B Shares                                                         (7,046)                      (617)
-----------------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO
   SHAREHOLDERS                                                    (2,491,050)                (3,018,127)
===========================================================================================================
Share Transactions:
Proceeds from sale of shares                                        2,007,208                  7,500,783
Net asset value of shares issued to shareholders in payment of
distributions declared                                                131,818                    659,748
Cost of shares redeemed                                            (9,315,603)               (11,712,855)
-----------------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS          (7,176,577)                (3,552,324)
===========================================================================================================
Change in net assets                                               (6,995,093)                (2,211,801)
Net Assets:
Beginning of period                                                43,056,389                 45,268,190
-----------------------------------------------------------------------------------------------------------
End of period                                                    $ 36,061,296               $ 43,056,389
===========================================================================================================

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE EQUITY PLUS FUND
FINANCIAL HIGHLIGHTS - TRUST SHARES

(For a share outstanding throughout each period)

                                                                    Year Ended April 30,
                                              ---------------------------------------------------------------
                                                      2002        2001       2000        1999        1998
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  19.32    $  24.87   $  22.02      $18.24    $  14.04
Income from investment operations
Net investment income                                 0.14        0.14       0.17        0.18        0.22
Net realized and unrealized gain (loss) on
investments                                          (3.31)      (4.44)      3.34        4.44        4.85
-------------------------------------------------------------------------------------------------------------
  TOTAL FROM INVESTMENT
  OPERATIONS                                         (3.17)      (4.30)      3.51        4.62        5.07
=============================================================================================================
Less distributions
Distributions from net investment income             (0.15)      (0.14)     (0.17)      (0.18)      (0.22)
Distributions from net realized gain on
investments                                          (0.26)      (1.11)     (0.49)      (0.66)      (0.65)
-------------------------------------------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS                                (0.41)      (1.25)     (0.66)      (0.84)      (0.87)
=============================================================================================================
Net asset value, end of period                    $  15.74    $  19.32   $  24.87    $  22.02    $  18.24
=============================================================================================================
Total return/1/                                     (16.59)%    (17.64)%    16.00%      26.10%      37.20%
Ratios to average net assets
Expenses                                              0.55%       0.51%      0.49%       0.48%       0.42%
Net investment income                                 0.80%       0.63%      0.70%       0.96%       1.28%
Expense waiver/reimbursement/2/                       0.12%       0.10%      0.10%       0.11%       0.19%
Supplemental data
Net assets, end of period (000 omitted)           $177,540    $269,939   $322,937    $295,436    $209,753
Portfolio turnover                                       9%         27%        10%         19%         11%

1 Based on net asset value.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE EQUITY PLUS FUND
FINANCIAL HIGHLIGHTS - CLASS A SHARES

(For a share outstanding throughout each period)

                                                                Year Ended     Period Ended
                                                                 April 30,        April 30,
                                                                      2002            2001/1/
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 19.30          $ 23.85
Income from investment operations
Net investment income                                                 0.09             0.10
Net realized and unrealized loss on
investments                                                          (3.29)           (3.43)
-----------------------------------------------------------------------------------------------
   TOTAL FROM INVESTMENT
   OPERATIONS                                                        (3.20)           (3.33)
===============================================================================================
Less distributions
Distributions from net investment income                             (0.10)           (0.11)
Distributions from net realized gain on
investments                                                          (0.26)           (1.11)
-----------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                                               (0.36)           (1.22)
===============================================================================================
Net asset value, end of period                                     $ 15.74          $ 19.30
===============================================================================================
Total return/2/                                                     (16.72)%         (14.35)%
Ratios to average net assets
Expenses                                                              0.80%            0.76%/3/
Net investment income                                                 0.54%            0.37%/3/
Expense waiver/reimbursement/4/                                       0.12%            0.10%/3/
Supplemental data
Net assets, end of period (000 omitted)                            $ 1,021          $ 1,267
Portfolio turnover                                                       9%              27%

1 Reflects operations for the period from May 23, 2000 (date of initial public investment) to April 30, 2001.

2 Based on net asset value.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE EQUITY PLUS FUND
FINANCIAL HIGHLIGHTS - CLASS B SHARES

(For a share outstanding throughout each period)

                                                                                                Period Ended
                                                                     Year Ended April 30,          April 30,
                                                          -----------------------------------------------------
                                                                           2002      2001            2001
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                     $19.18    $24.80          $21.54
Income from investment operations
Net operating loss                                                        (0.04)    (0.05)          (0.06)/2/
Net realized and unrealized gain (loss) on
investments                                                               (3.26)    (4.46)           3.83
---------------------------------------------------------------------------------------------------------------
   TOTAL FROM INVESTMENT
   OPERATIONS                                                             (3.30)    (4.51)           3.77
===============================================================================================================
Less distributions
Distributions from net investment income                                     --        --           (0.02)
Distributions from net realized gain on
investments                                                               (0.26)    (1.11)          (0.49)
---------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                                                    (0.26)    (1.11)          (0.51)
===============================================================================================================
Net asset value, end of period                                           $15.62    $19.18          $24.80
===============================================================================================================
Total return/3/                                                          (17.32)%  (18.50)%         17.54%
Ratios to average net assets
Expenses                                                                   1.55%     1.51%           1.52%/4/
Net operating loss                                                        (0.20)%   (0.38)%         (0.44)%/4/
Expense waiver/reimbursement/5/                                            0.12%     0.10%           0.10%/4/
Supplemental data
Net assets, end of period (000 omitted)                                  $4,855    $6,466          $2,718
Portfolio turnover                                                            9%       27%             10%

1 Reflects operations for the period from October 20, 1999 (date of initial public investment) to April 30, 2000.

2 Per share amount based on average shares outstanding.

3 Based on net asset value.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE SMALL CAP FUND
FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                               Period Ended
                                                               Year Ended April 30,               April 30,
                                                          ------------------------------------------------------
                                                             2002        2001       2000          1999/1/
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  9.65     $ 10.47    $  9.40         $ 10.00
Income from investment operations
Net operating loss                                           (0.03)      (0.02)     (0.03)          (0.01)
Net realized and unrealized gain (loss) on
investments                                                   1.52        0.47       1.65           (0.59)/2/
----------------------------------------------------------------------------------------------------------------
   TOTAL FROM INVESTMENT
   OPERATIONS                                                 1.49        0.45       1.62           (0.60)
================================================================================================================
Less distributions
Distributions from net investment income                        --          --         --            0.00/3/
Distributions from net realized gain on
investments                                                  (0.42)      (1.27)     (0.55)           0.00/3/
----------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                                       (0.42)      (1.27)     (0.55)           0.00/3/
================================================================================================================
Net asset value, end of period                             $ 10.72     $  9.65    $ 10.47         $  9.40
================================================================================================================
Total return/4/                                              15.81%       4.72%     17.86%          (5.94)%
Ratios to average net assets
Expenses                                                      1.03%       0.98%      1.07%           1.27%/5/
Net operating loss                                           (0.36)%     (0.21)%    (0.28)%         (0.09)%/5/
Expense waiver/reimbursement/6/                               0.01%       0.03%      0.05%           0.42%/5/
Supplemental data
Net assets, end of period (000 omitted)                    $41,124     $40,634    $39,332         $29,587
Portfolio turnover                                              25%         65%        38%             36%


1 Reflects operations for the period from June 22, 1998 (date of initial public investment) to April 30, 1999.

2 The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.

3 Amount represents less than $0.005 per share.

4 Based on net asset value.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.


See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                 Period
                                                                                                 Ended
                                                                  Year Ended April 30,          April 30,
                                                         -----------------------------------------------------
                                                                  2002        2001       2000        1999/1/
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 10.69     $ 12.77    $ 12.75     $ 10.00
Income from investment operations
Net investment income                                             0.00        0.11       0.10/2/     0.01
Net realized and unrealized gain (loss) on
investments, foreign currency transactions,
futures contracts and options                                    (2.03)      (1.99)      1.06        2.92
--------------------------------------------------------------------------------------------------------------
   TOTAL FROM INVESTMENT
   OPERATIONS                                                    (2.03)      (1.88)      1.16        2.93
==============================================================================================================
Less distributions
Distributions from net investment income                            --          --      (0.01)      (0.02)
Distributions from net realized gain on
investments, foreign currency transactions and
futures contracts                                                   --       (0.20)     (1.13)      (0.16)
--------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                                              --       (0.20)     (1.14)      (0.18)
==============================================================================================================
Net asset value, end of period                                 $  8.66     $ 10.69    $ 12.77     $ 12.75
==============================================================================================================
Total return/3/                                                 (18.99)%    (14.80)%     8.63%      29.42%
Ratios to average net assets
Expenses                                                          1.67%       1.52%      1.54%       1.55%/4/
Net investment income                                             0.02%       0.91%      0.75%       0.07%/4/
Expense waiver/reimbursement/5/                                   0.80%       0.41%      0.61%       1.54%/4/
Supplemental data
Net assets, end of period (000 omitted)                        $14,628     $21,730    $24,544     $15,646
Portfolio turnover                                                  30%         81%        34%          1%

1 Reflects operations for the period from September 25, 1998 (date of initial public investment) to April 30, 1999.

2  Based on average shares outstanding during the year.

3  Based on net asset value.

4  Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS - TRUST SHARES

(For a share outstanding throughout each period)

                                                               Year Ended April 30,
                                              --------------------------------------------------------------
                                                      2002         2001        2000      1999      1998
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  9.88     $  9.54     $  9.99   $ 10.03    $  9.80
Income from investment operations
Net investment income                                   0.54/1/     0.57        0.57      0.58       0.59
Net realized and unrealized gain (loss) on
investments                                             0.08/1/     0.34       (0.44)    (0.03)      0.23
------------------------------------------------------------------------------------------------------------
   TOTAL FROM INVESTMENT
   OPERATIONS                                           0.62        0.91        0.13      0.55       0.82
============================================================================================================
Less distributions
Distributions from net investment income               (0.54)      (0.57)      (0.57)    (0.58)     (0.59)
Distributions from net realized gain on
investments                                               --          --       (0.01)    (0.01)        --
------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                                 (0.54)      (0.57)      (0.58)    (0.59)     (0.59)
============================================================================================================
Net asset value, end of period                       $  9.96     $  9.88     $  9.54   $  9.99    $ 10.03
============================================================================================================
Total return/2/                                         6.38%       9.76%       1.40%     5.60%      8.56%
Ratios to average net assets
Expenses                                                0.60%       0.60%       0.57%     0.57%      0.56%
Net investment income                                   5.38%       5.84%       5.93%     5.85%      5.92%
Expense waiver/reimbursement/3/                         0.45%       0.45%       0.45%     0.46%      0.50%
Supplemental data
Net assets, end of period (000 omitted)              $83,142     $90,771     $93,202   $86,920    $80,342
Portfolio turnover                                        17%         28%         27%       20%        21%

1 Effective May 1, 2002, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long term debt securities. This change had no effect for the year ended April 30, 2002.

2  Based on net asset value.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS - CLASS B SHARES

(For a share outstanding throughout each period)


                                                                              Period Ended
                                                                                April 30,
                                                                                 2002/1/
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                             $10.00
Income From Investment Operations
Net investment income                                                             0.322
Net realized and unrealized loss on investments                                   (0.04)/2/
-------------------------------------------------------------------------------------------
   TOTAL FROM INVESTMENT OPERATIONS                                                0.28
===========================================================================================
Less Distributions
Distributions from net investment income                                          (0.32)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                   $ 9.96
===========================================================================================
Total Return/3/                                                                    3.12%
Ratios to Average Net Assets
Expenses                                                                           1.59%/4/
Net investment income                                                              4.42%/4/
Expense waiver/reimbursement/5/                                                    0.45%/4/
Supplemental Data
Net assets, end of period (000 omitted)                                          $    5
Portfolio turnover                                                                   17%

1 Reflects operations for the period from August 8, 2001 (date of initial public investment) to April 30, 2002.

2 Effective May 1, 2002, the Fund adopted the provisions of the American
  Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long term debt securities. This change had no effect for the year ended April 30, 2002.

3 Based on net asset value.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS - CLASS A SHARES

(For a share outstanding throughout each period)

                                                                    Year Ended April 30,
                                                 ----------------------------------------------------------
                                                       2002       2001        2000       1999       1998
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 10.33    $ 10.03     $ 10.41    $ 10.41    $  9.98
Income from investment operations
Net investment income                                   0.52       0.57        0.55       0.56       0.58
Net realized and unrealized gain (loss) on
investments                                             0.17       0.41      (0.35)      0.001       0.43
-----------------------------------------------------------------------------------------------------------
   TOTAL FROM INVESTMENT
   OPERATIONS                                           0.69       0.98        0.20       0.56       1.01
============================================================================================================
Less distributions
Distributions from net investment income               (0.52)     (0.57)      (0.55)     (0.56)     (0.58)
Distributions from net realized gain on
investments                                            (0.15)     (0.11)      (0.03)        --         --
-----------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                                 (0.67)     (0.68)      (0.58)     (0.56)     (0.58)
============================================================================================================
Net asset value, end of period                       $ 10.35    $ 10.33     $ 10.03    $ 10.41    $ 10.41
============================================================================================================
Total return/2/                                         6.85%     10.04%       2.08%      5.41%     10.37%
Ratios to average net assets
Expenses                                                0.74%      0.71%       0.69%      0.60%      0.61%
Net investment income                                   4.99%      5.58%       5.44%      5.28%      5.67%
Expense waiver/reimbursement/3/                         0.55%      0.51%       0.40%      0.41%      0.45%
Supplemental data
Net assets, end of period (000 omitted)              $35,630    $42,782     $45,255    $59,459    $70,867
Portfolio turnover                                        16%        27%         28%        31%        28%

1  Amount represents less than $0.005 per share.

2  Based on net asset value.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS - CLASS B SHARES

(For a share outstanding throughout each period)

                                                                                               Period Ended
                                                                   Year Ended April 30,           April 30,
                                                         -------------------------------------------------------
                                                                         2002       2001            2000/1/
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $10.33     $10.03           $10.00
Income from investment operations
Net investment income                                                     0.42       0.47             0.07
Net realized and unrealized gain on
investments                                                               0.17       0.41             0.03
----------------------------------------------------------------------------------------------------------------
   TOTAL FROM INVESTMENT
   OPERATIONS                                                             0.59       0.88             0.10
================================================================================================================
Less distributions
Distributions from net investment income                                 (0.42)     (0.47)           (0.07)
Distributions from net realized gain on
investments                                                              (0.15)     (0.11)              --
----------------------------------------------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS                                                    (0.57)     (0.58)           (0.07)
================================================================================================================
Net asset value, end of period                                          $10.35     $10.33           $10.03
================================================================================================================
Total return/2/                                                           5.79%      8.95%            0.97%
Ratios to average net assets
Expenses                                                                  1.74%      1.71%            1.75%/3/
Net investment income                                                     3.98%      4.52%            4.53%/3/
Expense waiver/reimbursement/4/                                           0.55%      0.51%            0.40%/3/
Supplemental data
Net assets, end of period (000 omitted)                                   $431       $274              $13
Portfolio turnover                                                          16%        27%              28%

1 Reflects operations for the period from March 8, 2000 (date of initial public investment) to April 30, 2000.

2 Based on net asset value.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Independence One Mutual Funds
Combined Notes to Financial Statements
April 30, 2002
--------------------------------------------------------------------------------
(1) Organization

    Independence One Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Trust consists of eight portfolios. The financial statements of the following diversified portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein:

-----------------------------------------------------------------------------------------
       Portfolio Name                                        Investment Objective
-----------------------------------------------------------------------------------------
Independence One Equity Plus Fund                           To provide total return.
("Equity Plus Fund")
-----------------------------------------------------------------------------------------
Independence One Small Cap Fund                             To provide total return.
("Small Cap Fund")
-----------------------------------------------------------------------------------------
Independence One International Equity Fund                  To provide total return.
("International Equity Fund")
-----------------------------------------------------------------------------------------
Independence One U.S. Government Securities Fund            To seek high current income.
("U.S. Government Securities Fund")
-----------------------------------------------------------------------------------------
Independence One Fixed Income Fund                          To seek total return.
("Fixed Income Fund")
-----------------------------------------------------------------------------------------


    Equity Plus Fund offers three classes: Trust Shares, Class A Shares and Class B Shares. Small Cap Fund and International Equity Fund offer Class A Shares. U.S. Government Securities Fund offers Class A Shares and Class B Shares. Fixed Income Fund offers Trust Shares and Class B Shares.

    The financial statements of the other portfolios not listed above are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) Significant Accounting Policies

    The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

    Investment Valuation - U.S. government securities, listed corporate bonds, other fixed income and asset backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange, and in the absence of recorded sales for listed equity securities, at the mean between the last closing bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees"). Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading on foreign exchanges may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Investment gains and losses are determined on the identified cost basis.

     Repurchase Agreements - It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

     Investment Income, Expenses and Distributions - Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Equity Plus Fund, U.S. Government Securities Fund and Fixed Income Fund offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of their respective Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

     Effective May 1, 2001, the Funds have adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began amortizing premiums and accreting discounts on all debt securities. Prior to May 1, 2001, the following funds did not amortize all premiums or discounts on debt securities: Equity Plus Fund, Small Cap Fund, International Equity Fund and Fixed Income Fund. As of May 1, 2001, these Funds began accreting discount/amortizing premium on long-term debt securities. The cumulative effect of this accounting change had no impact to the net assets of the Funds, but resulted in adjustments to the financial statements of the Fixed Income Fund as follows:

------------------------------------------------------------------------------------------------------
                                As of May 1, 2001             For the Year Ended April 30, 2002
------------------------------------------------------------------------------------------------------
                                      Undistributed                         Net
                                          Net              Net          Unrealized
                          Cost of      Investment       Investment     Appreciation/   Net Realized
                        Investments      Income           Income       Depreciation      Gain/Loss
------------------------------------------------------------------------------------------------------
Increase (Decrease)      $600,270       $(600,270)      $(113,510)       $(373,035)      $486,545
------------------------------------------------------------------------------------------------------

     The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

     Reclassification--In accordance with Statement of Position 93-2 Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital by Investment Companies ("SOP 93-2"), permanent book and tax differences have been reclassified to paid-in capital. These differences are primarily due to differing treatments for foreign currency transactions, market discount and paydowns on certain debt instruments. Amounts for the Funds, as of April 30, 2002, have been reclassified to reflect the following:

------------------------------------------------------------------------------------------------------------
                                                                          Increase
                                                                         (Decrease)
                                                                         Accumulated
                                                                             Net        Undistributed
   Fund Name                                            Paid in         Net Realized      Investment
                                                        Capital          Gain/Loss          Income
------------------------------------------------------------------------------------------------------------
Independence One Small Cap Fund                        $(145,610)          $5,392          $140,218
Independence One International Equity Fund              $(13,498)         $22,425           $(8,927)
Independence One Fixed Income Fund                            --        $(713,780)         $713,780
------------------------------------------------------------------------------------------------------------

     As of April 30, 2002, the tax composition of dividends was as follows:

------------------------------------------------------------------------------------------------------------
   Fund Name                                                 Ordinary Income            Long-term Capital
                                                                                            Gains
------------------------------------------------------------------------------------------------------------
Independence One Equity Plus Fund                                $1,876,083                $3,522,508
Independence One Small Cap Fund                                    $255,778                $1,384,844
Independence One U.S. Government Securities Fund                 $1,978,319                  $512,731
Independence One Fixed Income Fund                               $4,701,594                        --
------------------------------------------------------------------------------------------------------------

     As of April 30, 2002, the components of distributable earning on a tax basis were as follows:

------------------------------------------------------------------------------------------------------------
Fund Name                                                                     Capital and
                                                           Undistributed      Post-October
                                          Undistributed      Long-Term            Loss         Unrealized
                                            Ordinary       Capital Gains     Carryforwards,   Appreciation
                                             Income          (Losses)            Et al       (Depreciation)
------------------------------------------------------------------------------------------------------------
Independence One Equity Plus Fund            $22,210        $8,215,338                --      $52,594,475
Independence One Small Cap Fund                   --                --          $(92,858)      $5,957,665
Independence One International Equity             --                --       $(5,592,612)     $(1,295,334)
Fund
Independence One U.S. Government                 $91         $ 187,436                --       $1,986,236
Securities Fund
Independence One Fixed Income Fund                --                --       $(2,495,869)      $2,493,091
------------------------------------------------------------------------------------------------------------

     At year end, there were no significant differences between GAAP basis and tax basis of components of net assets, other than differences in the net unrealized appreciation (depreciation) in the value of investments attributable to the tax treatment of premium and discount and wash sales loss deferrals.

     Federal Taxes - It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

     Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

     At April 30, 2002, the Fund listed below, for federal tax purposes, had a capital loss carryforward, as noted, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.

------------------------------------------------------------------------------------------------------------
                                                          Total             Amount       Amount      Amount
                                                        Tax Loss           Expiring     Expiring    Expiring
 Fund Name                                            Carryforward         In 2008      In 2009     In 2010
------------------------------------------------------------------------------------------------------------
Independence One Small Cap Fund                           $92,858               --          --       $92,858
------------------------------------------------------------------------------------------------------------
Independence One International Equity Fund             $4,656,592               --          --    $4,656,592
------------------------------------------------------------------------------------------------------------
Independence One Fixed Income Fund                     $2,291,319         $507,863    $443,914    $1,339,542
------------------------------------------------------------------------------------------------------------

     At April 30, 2002, the Funds listed below had net capital and currency losses attributable to security transactions incurred after October 31, 2001, which are treated as arising on May 1, 2002, the first day of the Funds' next taxable year.

--------------------------------------------------------------------------------
   Fund Name                                                Capital     Currency
--------------------------------------------------------------------------------
Independence One International Equity Fund                  $ 930,443    $ 5,577
--------------------------------------------------------------------------------
Independence One Fixed Income Fund                          $ 204,550         --
--------------------------------------------------------------------------------

     When-Issued and Delayed Delivery Transactions - The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

     Futures Contracts - The International Equity Fund may purchase and sell financial futures contracts to manage cashflows, enhance yield, and to potentially reduce transactions costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities as an initial margin deposit. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the counterparty a specified amount of cash "variation margin" equal to the daily change in the value of the futures contract. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended April 30, 2002, the Fund had no futures activity and therefore no realized gains or losses on futures contracts. At April 30, 2002, the Fund had no outstanding futures contracts.

     Written Options Contracts - The International Equity Fund may write option contracts. A written option obligates the Fund to deliver a call or to receive a put, of the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and he premium received. For the year ended April 30, 2002, the Fund had no option contracts and therefore no realized gains or losses on written options.

     Forward Foreign Currency Exchange Contracts - The International Equity Fund may enter into forward foreign currency exchange contracts to facilitate settlement transactions in foreign securities and to manage the Fund's foreign currency exposure. Purchase contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. Forward foreign currency contracts are marked to market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. At April 30, 2002, the International Equity Fund had no outstanding forward foreign currency exchange contracts.

     Foreign Currency Translation - The accounting records of the International Equity Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

     Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     Other - Investment transactions are accounted for on a trade date basis.

(3)  Shares of Beneficial Interest

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

     Transactions in shares were as follows:

                                                                          Equity Plus Fund
                                                                  Year                          Year
                                                                 Ended                         Ended
                                                             April 30, 2002                April 30, 2001
Trust Shares                                              Shares         Dollars        Shares        Dollars
----------------------------------------------------------------------------------------------------------------
Shares sold                                               726,326     $ 12,442,890    3,184,236     $ 72,252,139
Shares issued to shareholders in payment of
distributions declared                                     71,068        1,217,806      714,754       14,908,501
Shares redeemed                                        (3,493,055)     (61,322,493)  (2,906,717)     (60,816,131)
----------------------------------------------------------------------------------------------------------------
  Net change resulting from Trust Share transactions   (2,695,661)    $(47,661,797)     992,273     $ 26,344,509
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                          Equity Plus Fund
                                                                  Year                        Period
                                                                 Ended                         Ended
                                                             April 30, 2002                April 30, 2001 (1)
                                                          Shares       Dollars          Shares       Dollars
--------------------------------------------------------------------------------------------------------------------
Class A Shares
Shares sold                                                  35,429     $    668,485         64,700    $  1,441,098
Shares issued to shareholders in payment of
distributions declared                                        1,377           23,823          1,970          40,763
Shares redeemed                                             (37,622)        (696,932)          (997)        (19,395)
--------------------------------------------------------------------------------------------------------------------
  Net change resulting from Class A Share transactions         (816)    $     (4,624)        65,673    $  1,462,466
--------------------------------------------------------------------------------------------------------------------

(1) Reflects operations for the period from May 23, 2000 (date of initial public investment) to April 30, 2001.

--------------------------------------------------------------------------------------------------------------------
                                                                            Equity Plus Fund
                                                                    Year                          Year
                                                                   Ended                          Ended
                                                               April 30, 2002                 April 30, 2001
                                                            Shares       Dollars           Shares       Dollars
--------------------------------------------------------------------------------------------------------------------
Class B Shares
Shares sold                                                  19,837     $    358,987        227,198    $  5,145,144
Shares issued to shareholders in payment of distributions
declared                                                      4,840           83,392         13,624         281,598
Shares redeemed                                             (51,037)        (867,007)       (13,252)       (268,680)
--------------------------------------------------------------------------------------------------------------------
  Net change resulting from Class B Share transactions      (26,360)       $(424,628)       227,570       5,158,062
--------------------------------------------------------------------------------------------------------------------
    Net change resulting from share transactions         (2,722,837)    $(48,091,049)   $ 1,285,516    $ 32,965,037
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                           Small Cap Fund
                                                                   Year                           Year
                                                                   Ended                         Ended
                                                               April 30, 2002                 April 30, 2001
                                                            Shares       Dollars           Shares       Dollars
--------------------------------------------------------------------------------------------------------------------
Shares sold                                                 346,633     $  3,399,742        807,916    $  8,404,804
Shares issued to shareholders in payment of distributions
declared                                                      5,811           56,713        518,112       4,818,442
Shares redeemed                                            (728,770)      (7,173,568)      (870,806)     (8,912,955)
--------------------------------------------------------------------------------------------------------------------
  Net change resulting from share transactions             (376,326)    $ (3,717,113)       455,222    $  4,310,291
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                       International Equity Fund
                                                                   Year                         Year
                                                                   Ended                        Ended
                                                                April 30, 2002               April 30, 2001
                                                            Shares       Dollars           Shares       Dollars
--------------------------------------------------------------------------------------------------------------------
Shares sold                                                  37,104     $    333,668        419,500    $  4,942,326
Shares issued to shareholders in payment of distributions
declared                                                         --               --         36,552         416,326
Shares redeemed                                            (381,124)      (3,389,608)      (345,434)     (3,986,837)
--------------------------------------------------------------------------------------------------------------------
  Net change resulting from share transactions             (344,020)    $ (3,055,940)       110,618    $  1,371,815
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                       U.S. Government Securities Fund
                                                                      Year                        Year
                                                                     Ended                        Ended
                                                                April 30, 2002               April 30, 2001
                                                            Shares       Dollars           Shares       Dollars
--------------------------------------------------------------------------------------------------------------------
Class A Shares
Shares sold                                                 171,605     $  1,782,812        702,660    $  7,215,794
Shares issued to shareholders in payment of distributions
declared                                                     10,388          108,380         63,231         656,080
Shares redeemed                                            (880,438)      (9,225,569)    (1,136,598)    (11,686,251)
--------------------------------------------------------------------------------------------------------------------
  Net change resulting from Class A Share transactions     (698,445)    $ (7,334,377)      (370,707)   $ (3,814,377)
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                       U.S. Government Securities Fund
                                                                      Year                        Year
                                                                     Ended                        Ended
                                                                April 30, 2002               April 30, 2001
                                                            Shares       Dollars           Shares       Dollars
--------------------------------------------------------------------------------------------------------------------
Class B Shares
Shares sold                                                  21,454      $    224,396       27,407    $   284,989
Shares issued to shareholders in payment of distributions
declared                                                      2,246            23,438          354          3,668
Shares redeemed                                              (8,579)          (90,034)      (2,559)       (26,604)
--------------------------------------------------------------------------------------------------------------------
  Net change resulting from Class B Share transactions       15,121      $    157,800       25,202    $   262,053
--------------------------------------------------------------------------------------------------------------------
    Net change resulting from share transactions           (683,324)     $ (7,176,577)    (345,505)   $(3,552,324)
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
                                                                             Fixed Income Fund
                                                                      Year                       Year
                                                                     Ended                       Ended
                                                                April 30, 2002               April 30, 2001
                                                            Shares       Dollars           Shares       Dollars
--------------------------------------------------------------------------------------------------------------------
Trust Shares
Shares sold                                                 530,347      $  5,301,743      912,836    $ 8,920,743
Shares issued to shareholders in payment of distributions
declared                                                    148,493         1,479,712      479,735      4,673,582
Shares redeemed                                          (1,520,857)      (15,225,901)  (1,974,298)   (19,362,339)
--------------------------------------------------------------------------------------------------------------------
  Net change resulting from Trust Share transactions       (842,017)     $ (8,444,446)    (581,727)   $(5,768,014)
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                             Fixed Income Fund
                                                                     Period                         Year
                                                                     Ended                          Ended
                                                                April 30, 2002 (2)           April 30, 2001
                                                            Shares       Dollars           Shares       Dollars
--------------------------------------------------------------------------------------------------------------------
Class B Shares
Shares sold                                                     522      $      5,199           --             --
Shares issued to shareholders in payment of distributions
declared                                                         15               149           --             --
Shares redeemed                                                  --                --           --             --
--------------------------------------------------------------------------------------------------------------------
  Net change resulting from Class B Share transactions          537      $      5,348           --             --
--------------------------------------------------------------------------------------------------------------------
    Net change resulting from share transactions           (841,480)     $ (8,439,098)    (581,727)   $(5,768,014)
--------------------------------------------------------------------------------------------------------------------

     (2) Reflects operations for the period from August 8, 2001 (date of initial public investment) to April 30, 2002.

(4)  Investment Adviser Fee and Other Transactions with Affiliates

     Investment Adviser Fee - Independence One Capital Management Corporation (IOCMC), the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to a percentage of each Fund's average daily net assets as follows:

Fund Name                                            Investment Adviser Fee Percentage
---------------------------------------------------------------------------------------
Equity Plus Fund                                                   0.40%
---------------------------------------------------------------------------------------
Small Cap Fund                                                     0.50%
---------------------------------------------------------------------------------------
International Equity Fund                                          1.00%
---------------------------------------------------------------------------------------
U.S. Government Securities Fund                                    0.70%
---------------------------------------------------------------------------------------
Fixed Income Fund                                                  0.75%
---------------------------------------------------------------------------------------

     The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

     Under the terms of a sub-adviser agreement between the Adviser and Sosnoff Sheridan Weiser Corporation (the "Sub-Adviser"), the Sub-Adviser is entitled to receive an annual fee from the Adviser equal to the 0.035% and 0.05% of the Equity Plus Fund's and Small Cap Fund's average daily net assets, respectively. Under the terms of a sub-adviser agreement between the Adviser and ABN

     AMRO Asset Management (USA), LLC (the "Sub-Adviser"), the Sub-Adviser is entitled to receive an annual fee from the Adviser equal to 0.60% of the International Equity Fund's average daily net assets.

     The Sub-Advisers may elect to waive some or all of their fees.

     Administrative Fee - Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on a scale that ranges from 0.15% to 0.075% of the average aggregate net assets of the Trust for the period, subject to a minimum fee of $50,000 for each portfolio in the Trust. FAS may voluntarily choose to waive a portion of its fee.

     Distribution Services Fee - The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of Funds' Class A Shares and Class B Shares. The Plan provides that the Funds may incur distribution expenses according to the following schedule annually, to compensate FSC.

                                        Percentage of Average Daily Net Assets of Class
----------------------------------------------------------------------------------------
Equity Plus Fund
----------------------------------------------------------------------------------------
Class A                                                  0.25%
----------------------------------------------------------------------------------------
Class B                                                  0.75%
----------------------------------------------------------------------------------------
U.S. Government Securities Fund
----------------------------------------------------------------------------------------
Class B                                                  0.75%
----------------------------------------------------------------------------------------
Fixed Income Fund
----------------------------------------------------------------------------------------
Class B                                                  0.75%
----------------------------------------------------------------------------------------

     The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify of terminate this voluntary waiver at any time at its sole discretion.

     Shareholder Services Fee - Under the terms of a Shareholder Services Agreement with IOCMC, Equity Plus Fund, U.S. Government Securities Fund and Fixed Income Fund will pay IOCMC up to 0.25% of average daily net assets of the Class B Shares for the period. The fee paid to IOCMC is used to finance certain services for shareholders and to maintain shareholder accounts.

     Transfer and Dividend Disbursing Agent Fees and Expenses - Federated Services Company ("FServ") through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

     Portfolio Accounting Fees - FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

     Custodian Fees - As of July 2001, State Street Corporation is the Funds' custodian. Prior to July 2001, Michigan National Bank was the custodian for the Funds. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

     General - Certain of the Officers and Trustees of the Trust are Officers and/or Directors or Trustees of the above companies.

(5)  Investment Transactions

     Cost of purchases and proceeds from sales of investments, excluding long-term U.S. government securities and short-term securities (and in-kind contributions), for the year ended April 30, 2002, were as follows:

--------------------------------------------------------------------------------
Fund Name                                       Purchases                Sales
--------------------------------------------------------------------------------
Equity Plus Fund                               $19,393,273         $63,408,899
--------------------------------------------------------------------------------
Small Cap Fund                                 $ 9,620,002         $15,382,436
--------------------------------------------------------------------------------
International Equity Fund                      $ 5,114,581         $ 7,987,433
--------------------------------------------------------------------------------
Fixed Income Fund                              $ 6,033,230         $ 6,921,720
--------------------------------------------------------------------------------

     Cost of purchases and proceeds from sales of investments from long-term U.S. government securities, for the year ended April 30, 2002, were as follows:

--------------------------------------------------------------------------------
Fund Name                                       Purchases                Sales
--------------------------------------------------------------------------------
U.S. Government Securities Fund                $ 6,000,394        $ 13,428,581
--------------------------------------------------------------------------------
Fixed Income Fund                              $ 8,666,627        $ 16,389,441
--------------------------------------------------------------------------------

(6)  Concentration of Credit Risk

     The International Equity Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

(7)  Federal Income Tax Information

     The Funds hereby designate the following distributions as capital gain dividends for the year ended April 30, 2002.

--------------------------------------------------------------------------------
Fund Name
--------------------------------------------------------------------------------
Independence One Equity Plus Fund                                     $3,522,508
--------------------------------------------------------------------------------
Independence One Small Cap Fund                                       $1,380,289
--------------------------------------------------------------------------------
Independence One U.S. Government Securities                             $512,731
Fund
--------------------------------------------------------------------------------

(8)  Subsequent Event (Unaudited)

     A N-14 filing occurred on February 6, 2002 and a proxy was mailed to existing shareholders of the Independence One Equity Plus Fund, Independence One Small Cap Fund, Independence One International Equity Fund, Independence One U.S. Government Securities Fund, and the Independence One Fixed Income Fund (the "Independence One Funds") requesting the approval of a merger of the Independence One Funds into the ABN AMRO Funds. Shareholders approved the merger at a Special Meeting of shareholders on May 10, 2002.

                          Independent Auditors' Report

The Board of Trustees
Independence One Mutual Funds:


We have audited the accompanying statements of assets and liabilities of Independence One Equity Plus Fund, Independence One Small Cap Fund, Independence One International Equity Fund, Independence One U.S. Government Securities Fund and Independence One Fixed Income Fund, each portfolios of the Independence One Mutual Funds, including the portfolios of investments, as of April 30, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Independence One Equity Plus Fund, Independence One Small Cap Fund, Independence One International Equity Fund, Independence One U.S. Government Securities Fund and Independence One Fixed Income Fund as of April 30, 2002, and the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.

                                               /s/ KPMG LLP

Boston Massachusetts
May 31, 2002

BOARD OF TRUSTEES AND TRUST OFFICERS


The following tables give information about each Board of Trustee (the "Board") member and the senior officers of the Independence One Mutual Funds (the "Funds"). The tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). The Independence One Fund Complex consists of nine investment company portfolios. Unless otherwise noted, each Board member oversees all portfolios in the Independence One Fund Complex and serves for an indefinite term.

INTERESTED TRUSTEES BACKGROUND

------------------------------------------------------------------------------------------------------------------------------------
Positions Held with Trust
Length of Time Served                    Principal Occupation(s), Previous Positions and Other Directorships Held
------------------------------------------------------------------------------------------------------------------------------------
Nathan Forbes *                          Principal Occupation: President, Forbes/Cohen Properties, President and Partner, The Forbes
Age: 39                                  Company.
Birth Date: December 5, 1962
26580 Willowgreen Drive
Franklin, MI
TRUSTEE
Began serving: March 1998
------------------------------------------------------------------------------------------------------------------------------------

* Reasons for Interested Status: Mr. Forbes is an interested person by reason of the fact that his father is a member of the Boards of Directors of the Funds' Michigan National Bank, and MNB's parent, Michigan National adviser, Corporation.


INDEPENDENT TRUSTEES BACKGROUND

------------------------------------------------------------------------------------------------------------------------------------
Name
Age/Birth Date
Address
Positions Held with Trust
Length of Time Served                    Principal Occupation(s), Previous Positions and Other Directorships Held
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Baker                          Principal Occupation: Retired; formerly, Vice Chairman, Chrysler Financial Corporation.
Age: 72
Birth Date: May 6, 1930
4327 Stoneleigh Road
Bloomfield Hills, MI
TRUSTEE
Began serving: July 1990
------------------------------------------------------------------------------------------------------------------------------------
Harold Berry                             Principal Occupation: Managing Partner, Berry Investment Company, Berry Enterprises, Berry
Age: 76                                  Ventures.
Birth Date: September 17, 1925
290 Franklin Center
29100 Northwestern Highway
Southfield, MI
TRUSTEE
Began serving: April 1989
------------------------------------------------------------------------------------------------------------------------------------
Thomas S. Wilson                         Principal Occupation: President and Executive Administrator of the Detroit Pistons;
Age: 52                                  President and CEO, Palace Sports Entertainment.
Birth Date: October 8, 1949
Two Championship Drive
Auburn Hills, MI
TRUSTEE
Began serving: December 1993
------------------------------------------------------------------------------------------------------------------------------------


OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
Name
Age
Address
Positions Held with Trust                Principal Occupation(s) and Previous Positions
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Name
Age
Address
Positions Held with Trust                Principal Occupation(s) and Previous Positions
------------------------------------------------------------------------------------------------------------------------------------
Edward C. Gonzales                       Principal Occupation: Trustee or Director of some of the Funds in the Federated Fund
Age 71                                   Complex; President, Executive Vice President and Treasurer of some of the Funds in the
Federated Investors Tower                Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Vice President, Federated
1001 Liberty Avenue                      Investment Management Company and Federated Investment Counseling, Federated Global
Pittsburgh, PA                           Investment Management Corp. and Passport Research, Ltd.; Executive Vice President and
PRESIDENT AND TREASURER                  Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company.
------------------------------------------------------------------------------------------------------------------------------------
George M. Polatas                        Principal Occupation: Assistant Vice President, Federated Services Company; Vice President
Age: 40                                  and Assistant Treasurer of various Funds distributed by Edgewood Services, Inc.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Vice President
------------------------------------------------------------------------------------------------------------------------------------
C. Grant Anderson                        Principal Occupation: Corporate Counsel, Federated Investors, Inc.
Age: 61
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA
SECRETARY
------------------------------------------------------------------------------------------------------------------------------------

                             Independence One(R)

                             Mutual Funds
                             (Distributed by Federated Securities Corp.)

                             Annual Report
                             April 30, 2002
                             Independence One
                             Equity Plus Fund
                               Trust Shares
                               Class A Shares
                               Class B Shares

                             Independence One
                             Small Cap Fund
                               Class A Shares

                             Independence One
                             International Equity Fund
                               Class A Shares

                             Independence One
                             Fixed Income Fund
                               Trust Shares
                               Class B Shares

                             Independence One
                             U.S. Government Securities Fund
                               Class A Shares
                               Class B Shares

                             After June 17, 2002, please contact ABN AMRO Funds 800 992-8151